UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2008 – June 30, 2008

Item 1.	Schedule of Investments.

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Shares	Security Description	Value
Long Positions - 77.7%
Equity Securities - 50.7%
Common Stock - 48.7%
Consumer Discretionary - 7.5%
19,400	Abercrombie & Fitch Co. (f)	$1,215,992
60,400	Aeropostale, Inc. (a) (f)	1,892,332
169,775	American Eagle Outfitters, Inc. (f)	2,314,033
22,600	AnnTaylor Stores Corp. (a) (f)	541,496
5,600	Autoliv, Inc. (f)	261,072
48,625	Bed Bath & Beyond, Inc. (a) (f) (h) (i) (j)	1,366,362
5,800	Best Buy Co., Inc. (f)	229,680
3,500	Big Lots, Inc. (a) (f)	109,340
6,400	BJ’s Wholesale Club, Inc. (a) (f)	247,680
107,000	Building Materials Holding Corp. (f)	189,390
41,400	Burger King Holdings, Inc. (f)	1,109,106
220,000	Cabela’s, Inc., Class A (a)	2,422,200
172,480	Carmax, Inc. (a) (f)	2,447,491
179,350	Carter’s, Inc. (a) (f)	2,478,617
14,200	Casey’s General Stores, Inc. (f)	329,014
800	Centex Corp. (f) (i) (j)	10,696
2,700	Charlotte Russe Holding, Inc. (a) (f)	47,952
11,900	Cherokee, Inc. (f)	239,785
1,000	China Eastern Airlines Corporation, Ltd., ADR (a)	31,340
1,000	China Southern Airlines Company, Ltd., ADR (a)	19,780
18,900	Christopher & Banks Corp. (f)	128,520
208,935	Cintas Corp. (f)	5,538,867
2,000	Circuit City Stores, Inc. (f) (i) (j)	5,780
25,900	CEC Entertainment, Inc. (a) (f)	725,459
29,300	CKE Restaurants, Inc. (f)	365,371
27,600	Coach, Inc. (a) (f)	797,088
5,200	Costco Wholesale Corp. (f)	364,728
28,694	Dana Holding Corp. (a)	153,513
11,700	Dollar Tree, Inc. (a) (f)	382,473
51,450	DreamWorks Animation SKG, Inc., Class A (a)	1,533,725
41,400	Dress Barn, Inc. (a) (f)	553,932
60,800	Ezcorp, Inc., Class A (a) (f)	775,200
25,000	Furniture Brands International, Inc. (i)	334,000
20,600	GameStop Corp., Class A (a) (f)	832,240
16,900	Gap, Inc. (f)	281,723
18,700	General Mills, Inc. (f)	1,136,399
10,700	Gymboree Corp. (a) (f)	428,749
34,600	Hanesbrands, Inc. (a) (f)	939,044
27,600	Hasbro, Inc. (f)	985,872
26,900	Herman Miller, Inc. (f)	669,541
58,275	Home Depot, Inc. (f)	1,364,800
41,000	Houston Wire & Cable Co. (f)	815,900
47,800	HOT Topic, Inc. (a) (f)	258,598
26,000	Hibbett Sports, Inc. (a) (f)	548,600
7,250	International Game Technology (f)	181,105
22,700	International Speedway Corp. (f)	885,981
6,200	Jack in the Box, Inc. (a) (f)	138,942
4,000	Knoll, Inc. (f)	48,600
50,200	Kohl’s Corp. (a) (f) (i) (j)	2,010,008
20,535	Las Vegas Sands Corp. (a)	974,180
41,800	Lions Gate Entertainment Corp. (a) (f)	433,048
25,700	Liz Claiborne, Inc. (f)	363,655
54,200	Lowe’s Cos., Inc. (f) (i) (j)	1,124,650
23,600	Marvel Entertainment, Inc. (a) (f)	758,504
10,633	McDonald’s Corp. (f)	597,787
28,360	MGM Mirage (a)	961,120
110,000	Mobile Mini, Inc. (a)	2,200,000
38,465	Mohawk Industries, Inc. (a) (f)	2,465,606
25,300	Nike, Inc., Class B (f) (i) (j)	1,508,133
1,300	NVR, Inc. (a) (f)	650,104
17,400	Owens & Minor, Inc. (f)	795,006
9,100	Panera Bread Co. (a) (f)	420,966
9,900	PF Chang’s China Bistro, Inc. (a) (f)	221,166
20,600	Polaris Industries, Inc. (f)	831,828
68,200	Pulte Homes, Inc. (f) (i) (j)	656,766
105,655	Royal Caribbean Cruises, Ltd. (f)	2,374,068
1,800	Ryland Group, Inc. (f) (i) (j)	39,258
6,570	Sears Holdings Corp. (a)	483,946
230,000	Sonic Corp. (a) (f)	3,404,000
61,350	Steak n Shake Co. (a) (f)	388,345
13,550	Target Corp. (f) (i) (j)	629,940
1,300	Tech Data Corp. (a) (f)	44,057
30,400	Tim Hortons, Inc. (f)	872,176
20,400	Toro Co. (f)	678,708
36,000	Tsingtao Brewery Co., Ltd.	73,318
21,300	Tween Brands, Inc. (a) (f)	350,598
32,900	Urban Outfitters, Inc. (a) (f)	1,026,151
20,800	WABCO Holdings, Inc. (f)	966,368
25,550	Wal-Mart Stores, Inc.	1,435,910
95,500	Walgreen Co. (f)	3,104,705
197,902	Warner Music Group Corp. (f)	1,413,020
7,700	WESCO International, Inc. (a) (f)	308,308
13,500	Winnebago Industries (f)	137,565
8,400	WMS Industries, Inc. (a) (f)	250,068
1,400	WW Grainger, Inc. (f)	114,520
20,540	Wynn Resorts, Ltd. (a)	1,670,929
34,400	Yum! Brands, Inc. (f)	1,207,096
28,200	Zale Corp. (a) (f)	532,698

		77,156,387

Consumer Staples - 6.2%
121,150	Accenture, Ltd., Class A (f)	4,933,228
17,400	American Greetings Corp., Class A (f)	214,716
30,700	AMN Healthcare Services, Inc. (a) (f)	519,444
9,204	Anheuser-Busch Cos., Inc. (f)	571,752
19,600	Arbitron, Inc. (f)	931,000
29,800	Archer-Daniels-Midland Co. (f)	1,005,750
24,100	Avon Products, Inc. (f)	868,082
7,700	Blyth, Inc. (f)	92,631
32,700	Bowne & Co., Inc. (f)	416,925
6,000	Bunge, Ltd.	646,140
8,700	Campbell Soup Co. (f)	291,102
18,000	Charles River Laboratories International, Inc. (a) (f)	1,150,560
32,700	Clorox Co. (f)	1,706,940
156,526	Coca-Cola Co. (f)	8,136,221
4,600	Comdisco Holding Co., Inc. (a)	43,930
16,000	ConAgra Foods, Inc. (f)	308,480
8,000	Consolidated Graphics, Inc. (a) (f)	394,160
21,800	Corporate Executive Board Co. (f)	916,690
20,100	DeVry, Inc. (f)	1,077,762
36,200	Ennis, Inc. (f)	566,530
24,600	Estee Lauder Cos., Inc. (f)	1,142,670
20,600	Hewitt Associates, Inc. (a) (f)	789,598
7,972	HJ Heinz Co. (f)	381,460
26,900	ImClone Systems, Inc. (a) (f)	1,088,374
32,000	Iron Mountain, Inc. (a)	849,600
23,000	ITT Educational Services, Inc. (a) (f) (j)	1,900,490
15,200	Jackson Hewitt Tax Service, Inc.	185,744
15,025	Jarden Corp. (a)	274,056
26,623	Koninklijke Ahold NV, ADR (f)	358,218
10,000	Kraft Foods, Inc. (f) (i)	284,500
11,500	Kroger Co. (f)	332,005
17,000	MAXIMUS, Inc. (f)	591,940
21,900	Mcgrath Rentcorp. (f)	538,521
20,900	Medicines Co. (a) (f)	414,238
21,565	Moody’s Corp.	742,699
112,020	PepsiCo, Inc. (f)	7,123,352
24,200	Pharmaceutical Product Development, Inc. (f)	1,038,180
55,700	Philip Morris International, Inc. (f)	2,751,023
96,965	Procter & Gamble Co. (f) (i) (j)	5,896,442
18,895	Quanta Services, Inc. (a)	628,637
19,600	Resources Connection, Inc. (a) (f)	398,860
187,480	Robert Half International, Inc. (f)	4,493,896
48,200	Rollins, Inc. (f)	714,324
20,000	Sotheby’s	527,400
5,800	Strayer Education, Inc. (f)	1,212,606
11,000	SYSCO Corp. (f)	302,610
28,200	TNS, Inc. (a) (f)	675,672
14,200	TrueBlue, Inc. (a) (f)	187,582
29,000	Tupperware Brands Corp. (f)	992,380
10,554	Unilever NV	299,734
75,100	Valassis Communications, Inc. (a) (f)	940,252
18,900	Western Union Co. (f)	467,208

		63,316,314

Energy - 4.7%
2,000	Anadarko Petroleum Corp. (f) (i) (j)	149,680
3,100	Apache Corp. (f) (i) (j)	430,900
16,400	Arch Coal, Inc. (f)	1,230,492
18,015	Canadian Natural Resources, Ltd.	1,806,004
51,925	Canadian Oil Sands Trust	2,814,918
7,000	Canadian Oil Sands Trust	377,525
15,882	Chevron Corp. (f)	1,574,383
13,500	Cimarex Energy Co. (f)	940,545
1,835	CNOOC, Ltd., ADR	318,446
43,300	ConocoPhillips (f)	4,087,087
10,600	Consol Energy, Inc. (f)	1,191,122
67,540	Covanta Holding Corp. (a) (f)	1,802,643
27,900	Denbury Resources, Inc. (a) (f)	1,018,350
7,500	Diamond Offshore Drilling, Inc. (f)	1,043,550
28,800	Dresser-Rand Group, Inc. (a) (f)	1,126,080
44,560	El Paso Corp. (f)	968,734
11,130	EnCana Corp. (f)	1,012,051
32,600	Energy Partners, Ltd. (a) (f)	486,392
13,500	Equitable Resources, Inc. (f)	932,310
1,500	Exxon Mobil Corp. (f)	132,195
4,300	First Solar, Inc. (a) (f)	1,173,126
13,300	FMC Technologies, Inc. (a) (f)	1,023,169
4,800	Frontier Oil Corp. (f)	114,768
30,130	Gazprom OAO, ADR	1,747,540
21,000	Halliburton Co. (f) (i) (j)	1,114,470
54,400	Headwaters, Inc. (a) (f)	640,288
16,730	Imperial Oil, Ltd.	921,321
13,041	Marathon Oil Corp. (f)	676,437
17,600	Mitcham Industries, Inc. (a) (f)	300,608
5,000	Murphy Oil Corp. (f)	490,250
6,770	National Energy Group	24,609
17,900	Nexen, Inc. (f)	711,525
4,000	Occidental Petroleum Corp. (f)	359,440
14,900	Oceaneering International, Inc. (a) (f)	1,148,045
30,500	Patterson-UTI Energy, Inc. (f)	1,099,220
14,400	Peabody Energy Corp. (f)	1,267,920
12,600	Petro-Canada (f)	702,450
31,500	Rosetta Resources, Inc. (a) (f)	897,750
4,606	Schlumberger, Ltd. (f) (i) (j)	494,822
7,200	SEACOR Holdings, Inc.(a) (f)	644,472
43,680	Suncor Energy, Inc.	2,538,682
18,800	Sunoco, Inc. (f)	764,972
2,000	Swift Energy Co. (a) (f)	132,120
44,600	Talisman Energy, Inc. (f)	986,998
14,520	Texas Pacific Land Trust	769,560

9,200	Unit Corp. (a) (f)	763,324
39,900	Valero Energy Corp. (f)	1,643,082
10,300	W&T Offshore, Inc. (f)	602,653
155	WesternZagros Resources, Ltd. (a)	453
15,600	XTO Energy, Inc. (f)	1,068,756

		48,266,237

Financials - 11.4%
15,500	Allstate Corp. (f)	706,645
12,000	American Capital Strategies, Ltd.	285,240
830,000	AmeriCredit Corp. (a) (i)	7,154,600
8,800	Ameriprise Financial, Inc. (f)	357,896
110,000	Arthur J Gallagher & Co.	2,651,000
3,000	Assurant, Inc. (f)	197,880
28,680	ASX, Ltd.	863,135
20,100	Axis Capital Holdings, Ltd. (f)	599,181
36,100	Banco Latinoamericano de Exportaciones SA	584,459
1,200	Bank of America Corp. (f) (i) (j)	28,644
104,032	Bank Of New York Mellon Corp. (f)	3,935,530
106	Berkshire Hathaway, Inc., Class A (a) (f)	12,799,500
255	Berkshire Hathaway, Inc., Class B (a)	1,023,060
5,470	BlackRock, Inc./NY	968,190
22,280	Blackstone Group LP	405,719
8,000	Bolsas y Mercados Espanoles	297,929
53,200	Boston Private Financial Holdings, Inc. (f)	301,644
32,030	Brookfield Asset Management, Inc., Class A	1,042,256
6,150	Cathay General Bancorp	66,850
72,000	China Life Insurance Co., Ltd.	252,089
15,800	Center Financial Corp.	133,826
9,000	Central Pacific Financial Corp.(f)	95,940
93,800	Charles Schwab Corp. (f)	1,926,652
9,900	Chubb Corp. (f)	485,199
13,700	Cigna Corp. (f)	484,843
1,800	City National Corp./CA (f)	75,726
16,085	Climate Exchange PLC (a)	611,618
5,345	CME Group, Inc. (f) (j)	2,048,151
24,520	Cohen & Steers, Inc.	636,784
21,900	Chemical Financial Corp. (f)	446,760
3,400	Bancorp, Inc./DE (a)	25,908
4,000	Countrywide Financial Corp. (f) (i)	17,000
4,000	Deutsche Boerse AG	451,618
600	Discover Financial Services (f)	7,902
8,180	East West Bancorp, Inc. (f)	57,751
50,690	Eaton Vance Corp. (f)	2,015,434
35,000	Entertainment Properties Trust (f)	1,730,400
2,700	Erie Indemnity Co., Class A (f)	124,605
470	Fairfax Financial Holdings, Ltd.	119,333
28,000	Federal National Mortgage Association	546,280
30,000	Federal Realty Investment Trust	2,070,000
19,300	Federated Investors, Inc., Class B (f)	664,306
12,500	Fifth Third Bancorp (f)	127,250
34,725	First Marblehead Corp. (f)	89,243
25,300	Forest City Enterprises, Inc., Class A	815,166
8,600	Fpic Insurance Group, Inc. (a) (f)	389,752
50,610	Franklin Resources, Inc. (f)	4,638,406
12,000	GFI Group, Inc.	108,120
2,370	Goldman Sachs Group, Inc. (f)	414,513
14,100	Greenhill & Co., Inc. (f)	759,426
10,850	Groupe Bruxelles Lambert SA	1,291,817
15,790	Hanmi Financial Corp.	82,266
3,800	Hanover Insurance Group, Inc. (f)	161,500
3,000	HDFC Bank, Ltd., ADR	214,980
22,000	Health Care Real Estate Investment Trust, Inc.	979,000
128,000	Hong Kong Exchanges and Clearing, Ltd.	1,871,429
25,470	Icahn Enterprises LP	1,791,560
12,000	ICAP PLC	129,549
8,250	ICICI Bank, Ltd., ADR	237,270
16,500	Infinity Property & Casualty Corp. (f)	685,080
13,300	Interactive Brokers Group, Inc. (a) (f)	427,329
12,420	IntercontinentalExchange, Inc. (a) (f)	1,415,880
7,900	Investment Technology Group, Inc. (a) (f)	264,334
200,000	iStar Financial, Inc.	2,642,000
32,400	Janus Capital Group, Inc. (f)	857,628
449	JPMorgan Chase & Co. (f)	15,405
46,800	JSE, Ltd.	325,718
10,800	Keycorp	118,584
29,500	Knight Capital Group, Inc. (a) (f)	530,410
120,125	LaBranche & Co., Inc. (a)	850,485
6,050	Lazard, Ltd., Class A (f)	206,608
14,070	Legg Mason, Inc.	613,030
64,145	Leucadia National Corp.	3,010,966
318,500	Link Real Estate Investment Trust	725,456
40,900	London Stock Exchange Group PLC	635,435
2,425	M&T Bank Corp.	171,060
2,130	Markel Corp. (a)	781,710
85,000	MBIA, Inc.	373,150
1,200	Merrill Lynch & Co., Inc. (f) (i)	38,052
29,400	Montpelier Re Holdings, Ltd. (f)	433,650
1,200	Morgan Stanley (f) (i)	43,284
15,790	Nara Bancorp, Inc.	169,427
70,130	Nasdaq OMX Group (a)	1,861,951
24,800	Northern Trust Corp. (f)	1,700,536
8,075	Nymex Holdings, Inc.	682,176
43,535	NYSE Euronext	2,205,460
35,600	optionsXpress Holdings, Inc. (f)	795,304
39,700	Oriental Financial Group (f)	566,122
71	Osaka Securities Exchange Co., Ltd.	298,884
1,695	Pargesa Holding SA	188,960
72,000	Ping An Insurance Group Co. Of China, Ltd.	535,573
26,200	Platinum Underwriters Holdings, Ltd.	854,382

24,580	Power Corp. of Canada	756,382
16,450	Power Corp. of Canada	503,598
107,370	PrivateBancorp, Inc. (f)	3,261,901
11,000	Progressive Corp.	205,920
44,500	Provident Financial Services Inc	623,445
6,000	Pzena Investment Management, Inc.	76,560
100,000	Realty Income Corp.	2,276,000
46,500	Regions Financial Corp.	507,315
58,198	Resource America, Inc., Class A	542,405
7,500	RLI Corp. (f)	371,025
7,800	Safeco Corp. (f)	523,848
216,900	Singapore Exchange, Ltd.	1,101,557
90,300	SLM Corp. (a) (f) (i)	1,747,305
27,300	St Joe Co.	936,936
20,425	State Street Corp.	1,306,996
170	Student Loan Corp.	16,674
8,700	SVB Financial Group (a) (f)	418,557
34,265	T Rowe Price Group, Inc. (f)	1,934,945
3,347	TMX Group, Inc.	138,173
9,700	Torchmark Corp. (f)	568,905
26,600	TradeStation Group, Inc. (a) (f)	269,990
16,300	Travelers Cos., Inc. (f)	707,420
106,090	UBS AG (a) (f)	2,191,819
15,790	UCBH Holdings, Inc.	35,528
105,000	UDR, Inc.	2,349,900
7,500	UnionBanCal Corp. (f)	303,150
21,590	US Global Investors, Inc., Class A	361,633
36,000	Value Partners Group, Ltd.	30,934
18,800	Ventas, Inc. (f)	800,316
4,855	Vornado Realty Trust	427,240
33,500	Waddell & Reed Financial, Inc. (f)	1,172,835
26,500	Webster Financial Corp. (f)	492,900
50	Wells Fargo & Co.	1,188
1,245	White Mountains Insurance Group, Ltd.	534,105
20,800	Willis Group Holdings, Ltd. (f)	652,496
15,790	Wilshire Bancorp, Inc.	135,320
15,600	WR Berkley Corp. (f)	376,896

		117,084,876

Health Care - 2.6%
1,900	Aetna, Inc. (f)	77,007
21,300	AmerisourceBergen Corp. (f)	851,787
10,700	Amgen, Inc. (a) (f) (i) (j)	504,612
5,894	Baxter International, Inc. (f)	376,862
45,000	Beckman Coulter, Inc.	3,038,850
4,000	Becton Dickinson & Co. (f)	325,200
6,300	Biogen Idec, Inc. (a) (f)	352,107
15,800	Cardinal Health, Inc. (f)	814,964
12,200	Covance, Inc. (a) (f)	1,049,444
11,200	CR Bard, Inc. (f)	985,040
23,200	Dentsply International, Inc. (f)	853,760
7,300	Edwards Lifesciences Corp. (a) (f)	452,892
5,100	Endo Pharmaceuticals Holdings, Inc. (a) (f)	123,369
23,700	Express Scripts, Inc. (a) (f)	1,486,464
15,700	Forest Laboratories, Inc. (a) (f)	545,418
2,500	Haemonetics Corp. (a) (f)	138,650
6,389	Henry Schein, Inc. (a) (f)	329,481
15,600	Idexx Laboratories, Inc. (a) (f)	760,344
3,500	Intuitive Surgical, Inc. (a) (f)	942,900
25,800	Johnson & Johnson (a) (f)	1,659,972
33,900	King Pharmaceuticals, Inc. (a) (f)	354,933
19,000	Lincare Holdings, Inc. (a) (f)	539,600
7,100	Medco Health Solutions, Inc. (a) (f)	335,120
20,900	Mentor Corp. (f)	581,438
5,600	OSI Pharmaceuticals, Inc. (a) (f)	231,392
60,000	Pfizer, Inc. (f)	1,048,200
61,425	Quest Diagnostics, Inc. (f)	2,977,270
26,000	Quidel Corp. (a) (f)	429,520
5,948	Smith & Nephew PLC, ADR (f)	325,653
14,800	Stryker Corp. (f)	930,624
6,800	SurModics, Inc. (a) (f)	304,912
29,950	UnitedHealth Group, Inc. (f)	786,188
12,600	Universal Health Services, Inc. (f)	796,572
7,600	WellPoint, Inc. (a) (f)	362,216
16,400	Zimmer Holdings, Inc. (a) (f)	1,116,020

		26,788,781

Industrials - 5.9%
1,900	3M Co. (f)	132,221
18,400	Acuity Brands, Inc. (f)	884,672
14,000	American Ecology Corp. (f)	413,420
24,200	Amphenol Corp., Class A (f)	1,086,096
4,700	Analogic Corp. (f)	296,429
22,200	Argon ST, Inc. (a) (f)	550,560
900,000	Beijing Capital International Airport Co., Ltd., Class H	749,110
56,500	Boeing Co. (f)	3,713,180
44,100	Brink’s Co. (f)	2,885,022
36,300	Burlington Northern Santa Fe Corp. (f) (j)	3,626,007
1,200	Caterpillar, Inc. (f) (i) (j)	88,584
138,350	Cemex SAB de C.V., ADR (a) (f)	3,417,245
17,100	CH Robinson Worldwide, Inc. (f)	937,764
8,000	Commercial Metals Co.	301,600
3,800	Crane Co. (f)	146,414
11,600	CSX Corp.	728,596
20,900	Cummins, Inc. (f)	1,369,368
6,700	Cymer, Inc. (a) (f)	180,096
12,700	Deere & Co. (f)	916,051
2,700	Dionex Corp. (a) (f)	179,199
20,800	Dolby Laboratories, Inc., Class A (a) (f)	838,240
4,000	Eagle Materials, Inc. (f)	101,320

25,000	Encore Wire Corp. (f)	529,750
17,200	EnPro Industries, Inc. (a) (f)	642,248
11,100	Flowserve Corp. (f)	1,517,370
7,400	Fluor Corp. (f)	1,376,992
14,900	Foster Wheeler, Ltd. (a) (f)	1,089,935
19,600	Frontline, Ltd. (f)	1,367,688
11,100	Gardner Denver, Inc. (a) (f)	630,480
10,800	GATX Corp. (f)	478,764
12,800	General Cable Corp. (a) (f)	778,880
21,100	General Electric Co.	563,159
4,800	General Maritime Corp. (f)	124,704
17,900	Graco, Inc. (f)	681,453
6,500	Greif, Inc., Class A (f)	416,195
72,000	Hainan Meilan International Airport Co., Ltd.	66,393
4,200	Harsco Corp. (f)	228,522
8,600	Herbalife, Ltd. (f)	333,250
43,800	Insteel Industries, Inc. (f)	801,978
12,600	Jacobs Engineering Group, Inc. (a) (f)	1,016,820
34,800	JB Hunt Transport Services, Inc. (f)	1,158,144
13,100	Joy Global, Inc. (f) (i) (j)	993,373
347	Kansas City Southern (a) (f)	15,264
109,800	Lancaster Colony Corp. (f)	3,324,744
17,100	Lennox International, Inc. (f)	495,216
6,055	Lockheed Martin Corp. (f)	597,386
25,900	Manitowoc Co., Inc. (f)	842,527
25,000	Martin Marietta Materials, Inc.	2,589,750
3,525	McDermott International, Inc. (a)	218,162
39,100	Methode Electronics, Inc. (f)	408,595
3,644	Mettler Toledo International, Inc. (a) (f)	345,670
19,300	Mueller Industries, Inc. (f)	621,460
14,900	NCI Building Systems, Inc. (a) (f)	547,277
1,000	Norfolk Southern Corp. (f)	62,670
4,900	Northrop Grumman Corp. (f)	327,810
5,000	Overseas Shipholding Group, Inc. (f)	397,600
38,400	Pacer International, Inc. (f)	825,984
1,950	Parker Hannifin Corp. (f)	139,074
7,700	Rogers Corp. (a) (f)	289,443
1,700	Ryder System, Inc. (f)	117,096
85,000	Sonoco Products Co.	2,630,750
60,000	Stanley Works	2,689,800
7,461	Stericycle, Inc. (a) (f)	385,734
1,700	Teledyne Technologies, Inc. (a) (f)	82,943
17,400	Textron, Inc. (f)	833,982
6,885	Thermo Fisher Scientific, Inc. (a) (f)	383,701
3,600	Tsakos Energy Navigation, Ltd. (f)	133,488
2,750	Tyco International, Ltd.	110,110
2,000	Union Pacific Corp.	151,000
44,550	United Parcel Service, Inc., Class B (f)	2,738,489
1,200	United Technologies Corp. (f) (i) (j)	74,040
6,940	USG Corp. (a) (f)	205,216
4,300	Zebra Technologies Corp. (a) (f)	140,352

		61,062,625

Information Technology - 3.1%
14,000	Adobe Systems, Inc. (a) (f)	551,460
2,000	Advanced Micro Devices, Inc. (a) (f) (i) (j)	11,660
41,600	Altera Corp. (f)	861,120
24,000	American Reprographics Co. (a) (f)	399,600
1,000	Apple, Inc. (a) (f) (i) (j)	167,440
50,000	Applied Materials, Inc. (f) (i) (j)	954,500
12,900	ATMI, Inc. (a) (f)	360,168
14,400	Autodesk, Inc. (a) (f)	486,864
32,900	Automatic Data Processing, Inc. (f)	1,378,510
48,100	BMC Software, Inc. (a) (f)	1,731,600
16,000	Broadridge Financial Solutions, Inc. (f)	336,800
16,125	CACI International, Inc., Class A (a)	738,041
63,500	Compuware Corp. (a) (f)	605,790
75,600	CSG Systems International, Inc. (a) (f)	833,112
35,300	Cypress Semiconductor Corp. (a) (f)	873,675
1,750	Dun & Bradstreet Corp. (f)	153,370
34,200	Entegris, Inc. (a) (f)	224,010
13,900	Fair Isaac Corp. (f)	288,703
11,300	Global Payments, Inc. (f)	526,580
8,058	Hewlett-Packard Co. (f)	356,244
3,391	International Business Machines Corp. (f)	401,935
152,000	Jack Henry & Associates, Inc. (f)	3,289,280
600	Mastercard, Inc., Class A (f)	159,312
15,000	MEMC Electronic Materials, Inc. (a) (f)	923,100
227,825	Microsoft Corp. (f) (i)	6,267,466
3,400	MicroStrategy, Inc. (a) (f)	220,150
42,900	NCR Corp. (a) (f)	1,081,080
31,400	Oracle Corp. (a) (f)	659,400
42,600	QLogic Corp. (a) (f)	621,534
47,100	Rackable Systems, Inc. (a) (f)	631,140
50,300	Rambus, Inc. (a) (f)	959,221
16,300	Salesforce.com, Inc. (a) (f)	1,112,149
41,460	Scientific Learning Corp. (a) (f)	159,621
11,400	SEI Investments Co. (f)	268,128
21,400	Semtech Corp. (a) (f)	301,098
35,400	STEC, Inc. (a)	363,558
10,700	Sybase, Inc. (a) (f)	314,794
21,800	Texas Instruments, Inc. (f)	613,888
27,300	Volterra Semiconductor Corp. (a) (f)	471,198
35,400	Xilinx, Inc. (f)	893,850

		31,551,149

Materials - 2.5%
4,850	Agnico-Eagle Mines, Ltd.	360,694
9,400	Air Products & Chemicals, Inc. (f)	929,284
15,000	AK Steel Holding Corp. (f)	1,035,000

52,115	Anglo American PLC, ADR	1,847,477
5,024	Bayer AG, ADR (f)	422,215
600	BHP Billiton, Ltd., ADR	51,114
11,100	Carpenter Technology Corp. (f)	484,515
21,300	Celanese Corp., Class A (f)	972,558
6,500	CF Industries Holdings, Inc. (f)	993,200
51,800	Chemtura Corp. (f)	302,512
12,300	Cytec Industries, Inc. (f)	671,088
7,900	Dow Chemical Co. (f)	275,789
29,700	Ferro Corp. (f)	557,172
48,000	Franco-Nevada Corp.	1,162,581
1,839	Freeport-McMoRan Copper & Gold, Inc. (f)	215,512
21,400	Innospec, Inc. (f)	402,748
65,000	International Flavors & Fragrances, Inc.	2,538,900
8,000	Louisiana-Pacific Corp. (f)	67,920
6,200	Lubrizol Corp. (f)	287,246
11,100	Minerals Technologies, Inc. (f)	705,849
4,300	NewMarket Corp. (f)	284,789
17,600	Nucor Corp. (f)	1,314,192
26,000	Plum Creek Timber Co., Inc. (f)	1,110,460
15,976	Praxair, Inc. (f)	1,505,578
1,630	Rio Tinto PLC, ADR	806,850
2,100	Schnitzer Steel Industries, Inc. (f)	240,660
30,000	Schulman A, Inc. (f)	690,900
7,000	Sherwin-Williams Co. (f)	321,510
40,390	Sigma-Aldrich Corp.	2,175,405
5,100	Southern Copper Corp. (f)	543,813
27,600	Steel Dynamics, Inc. (f)	1,078,332
5,593	United States Steel Corp. (f)	1,033,475

		25,389,338

Telecommunication Services - 2.8%
4,700	Adtran, Inc. (f)	112,048
15,500	Amazon.com, Inc. (a) (f) (i) (j)	1,136,615
7,000	American Tower Corp., Class A (a) (f)	295,750
9,574	AT&T, Inc. (f)	322,548
10,200	Central European Media Enterprises, Ltd. (a) (f)	923,406
3,900	CenturyTel, Inc. (f)	138,801
20,900	Check Point Software Technologies (a) (f)	494,703
4,000	Cisco Systems, Inc. (a) (f) (i) (j)	93,040
3,000	Comcast Corp., Class A (f) (i) (j)	56,910
153,200	Comcast Corp., Special Class A (f)	2,874,032
20,200	CommScope, Inc. (a) (f)	1,065,954
19,300	CryptoLogic, Ltd. (f)	277,148
39,500	CTC Media, Inc. (a) (f)	974,070
68,400	DIRECTV Group, Inc. (a) (f)	1,772,244
111,600	Earthlink, Inc. (a) (f)	965,340
121,400	eBay, Inc. (a) (f) (i) (j)	3,317,862
340	Getty Images, Inc. (a)	11,536
20,800	Harris Corp. (f)	1,050,192
5,400	InterDigital, Inc. (a) (f)	131,328
16,600	j2 Global Communications, Inc. (a) (f)	381,800
25,400	John Wiley & Sons, Inc. (f)	1,143,762
10,700	Juniper Networks, Inc. (a) (f)	237,326
2,800	Lamar Advertising Co., Class A (a) (f)	100,884
5,000	Liberty Global, Inc., Class A (a) (f)	157,150
25,000	Liberty Media Corp. - Interactive, Class A (a)	369,000
4,450	McGraw-Hill Cos., Inc.	178,534
11,700	NetFlix, Inc. (a) (f)	305,019
42,350	Nokia Corp., ADR (f) (i)	1,037,575
18,691	RH Donnelley Corp. (a)	56,073
7,800	Rogers Communications, Inc., Class B (f)	301,548
22,900	S1 Corp. (a) (f)	173,353
35,300	SBA Communications Corp., Class A (a) (f)	1,271,153
110,000	Sprint Nextel Corp. (j)	1,045,000
11,000	Shaw Communications, Inc., Class B (f)	223,960
21,000	Stamps.com, Inc. (a) (f)	262,080
6,700	United Online, Inc. (f)	67,201
11,749	VeriSign, Inc. (a) (f)	444,112
68,800	Viacom, Inc., Class B (a) (f)	2,101,152
97,650	Walt Disney Co. (f)	3,046,680
500	Washington Post Co., Class B	293,450

		29,210,339

Utilities - 2.0%
25,188	Allegheny Energy, Inc.	1,262,171
19,100	Alliant Energy Corp. (f)	654,366
4,100	Ameren Corp. (f)	173,143
215,305	Aquila, Inc. (a)	811,700
90,000	Atmos Energy Corp.	2,481,300
1,281	Brookfield Infrastructure Partners LP	25,108
80,212	Calpine Corp. (a)	1,809,583
52,430	Centerpoint Energy, Inc.	841,502
60,050	CMS Energy Corp.	894,745
304,000	Datang International Power Generation Co., Ltd., Class H	180,515
26,400	DTE Energy Co. (f)	1,120,416
144,600	Dynegy, Inc., Class A (a)	1,236,330
7,846	Edison International (f)	403,127
25,200	El Paso Electric Co. (a) (f)	498,960
6,700	Entergy Corp. (f)	807,216
2,600	FirstEnergy Corp. (f)	214,058
13,781	Mirant Corp. (a) (f)	539,526
6,770	NRG Energy, Inc. (a)	290,433
8,132	PPL Corp. (f)	425,060
12,800	Public Service Enterprise Group, Inc. (f) (h)	587,904
166,220	Reliant Energy, Inc. (a)	3,535,499
106,800	Sierra Pacific Resources (f)	1,357,428

		20,150,090

Total Common Stocks (Cost $532,859,537)		499,976,136

Shares	Security Description	Rate		Value
Convertible Preferred Stock - 2.0%
Consumer Discretionary - NM
283	Blockbuster, Inc. (f)	18.75%		186,143

Consumer Staples - 0.2%
12,702	Archer-Daniels-Midland Co. (f)	0.00		556,856
5,561	Bunge, Ltd. (f)	1.22		731,272
660	Universal Corp./Richmond, VA (f)	16.88		760,815

				2,048,943

Energy - 0.1%
5,165	Goodrich Petroleum Corp. (f)	0.67		696,952

Financials - 1.3%
13,009	Affiliated Managers Group, Inc. (f)	0.64		569,144
22,847	Alexandria Real Estate Equities, Inc. (f)	0.53		643,943
13,045	American International Group, Inc. (f)	0.00		773,438
3,506	Bank of America Corp. (f)	18.13		3,099,304
12,776	CIT Group, Inc. (f)	0.61		522,283
36,805	Citigroup, Inc. (f)	0.81		1,601,017
15,000	Fifth Third Bancorp (f)	0.00		1,605,000
524	Huntington Bancshares, Inc. (f)	19.60		366,800
15,000	Keycorp (f)	0.00		1,440,000
8,648	Legg Mason, Inc. (f)	0.00		363,562
756	Lehman Brothers Holdings, Inc. (f)	17.52		608,149
782	SLM Corp. (f)	18.13		767,435
314	Wachovia Corp. (f)	12.08		276,753
1,267	Washington Mutual, Inc. (f)	19.81		743,096
314	Webster Financial Corp. (f) (g)	0.00		288,210

				13,668,134

Health Care - 0.2%
70	Healthsouth Corp. (b) (f)	16.25		51,643
472	Healthsouth Corp. (f)	16.25		348,218
2,861	Inverness Medical Innovations, Inc. (f)	0.00		678,057
444	Mylan, Inc. (f)	16.25		390,516
21,488	Omnicare, Inc. (f)	0.50		840,718

				2,309,152

Industrials - 0.1%
574	Kansas City Southern (f)	12.81		911,369

Telecommunication Services - 0.1%
323	Interpublic Group of Cos., Inc. (b) (f) (g)	13.13		263,729
692	Interpublic Group of Cos., Inc. (f)	13.13		588,059

				851,788

Total Convertible Preferred Stock (Cost $22,835,166)				20,672,481

Total Equity Securities (Cost $555,694,703)				520,648,617

Principal			Maturity Date
Asset Backed Obligations - 5.7%
900,000	American Home Mortgage Assets Series 2007-4 A2 (c)	2.67	08/25/37	624,406
294,526	ALBT Series 2007-OA1 A1	2.67	08/25/37	208,613
1,130,000	Asset Backed Funding Certificates Series 2006-HE1 A2D (c)	2.61	01/25/37	586,428
390,000	Asset Backed Funding Certificates Series 2006-HE1 M2 (c)	2.76	01/25/37	41,828
1,350,000	Asset Backed Funding Certificates Series 2006-OPT2 A3D (c)	2.70	10/25/36	748,199
1,875,000	Asset Backed Funding Certificates Series 2006-NC1 M2 (c)	3.73	05/25/37	431,250
1,500,000	Asset Backed Funding Certificates Series 2007-WMC1 A2B (c)	3.48	06/25/37	869,063
250,425	Adjustable Rate Mortgage Trust, Series 2005-8 4A11 (c)	5.44	11/25/35	235,662
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3	5.50	12/28/35	83,050
824,100	Centex Home Equity, Series 2005-C AF6	4.64	06/25/35	716,846
180,402	Chase Mortgage Finance Corp., Series 2005-A1 1A1 (c)	5.41	12/25/35	166,399
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (c)	5.24	12/25/35	120,537
1,500,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2 A3C (c)	2.75	05/25/37	842,837
1,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (c)	2.65	05/25/37	917,176
2,230,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4 A2C (c)	2.65	05/25/37	1,287,709
20,897	Citigroup Mortgage Loan Trust, Inc., Series 2005-WFI A2	4.49	02/25/35	20,472
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (c)	2.75	01/25/37	90,357
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (c)	2.77	01/25/37	30,330
800,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	2.66	03/25/37	608,050
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (c)	2.88	03/25/37	352,995
925,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (c)	2.64	06/25/37	759,437
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (c)	2.75	06/25/37	174,479
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (c)	3.53	07/25/37	724,375
280,000	Commercial Mortgage Pass Through Certificates, Series 2005-C6 A3	5.14	06/10/44	276,292
1,250,000	Conseco Finance, Series 2002-C BF1	8.00	06/15/32	1,081,505
1,027,000	Countrywide Alternative Loan Trust, Series 2007-7 2A2	2.64	10/25/37	849,649
94,487	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	87,986
337,351	Countrywide Alternative Loan Trust, Series 2005-43 3A	5.71	10/25/35	230,905
1,722,039	Countrywide Alternative Loan Trust, Series 2006-OA2 X1P	0.00	05/20/46	66,214
934,073	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (c)	2.64	02/25/47	656,894
990,000	Countrywide Asset Backed Certificates, Series 007-10 2A2 (c)	2.60	06/25/30	835,624
375,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4 A2	5.18	11/15/36	370,899
53,427	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4	4.01	10/25/33	50,938
200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5 A3	5.10	08/15/38	195,094
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (c)	2.73	04/25/37	861,091
845,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (c)	2.71	11/25/36	517,212
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 M2 (c)	2.78	10/25/36	264,594
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (c)	2.59	11/25/36	478,855
1,563,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB4 M1 (c)	2.80	04/25/37	369,400
500,000	CW Capital Cobalt, Ltd., Series 2007-C3 AJ	6.02	05/15/46	400,806
77,884	Equity One ABS, Inc., Series 2002-4 M1	5.22	02/25/33	66,749
1,583,980	FINOVA Group, Inc. (d)	7.50	11/15/09	194,038

930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (c)	2.62	01/25/38	491,596
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (c)	2.71	12/25/37	429,148
179,772	First Horizon Asset Securities, Inc., Series 2003-10 2A1	4.75	01/25/19	170,785
368,906	Fannie Mae REMICS Series 2007-54 FA (c)	2.88	06/25/37	364,241
200,000	General Electric Capital Commercial Mortgage Corp., Series 2006-C1	5.52	03/10/44	190,545
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2002-C2 A3	5.71	10/15/38	301,452
5,418,282	Government National Mortgage Association, Series 2007-78 SG (c)	4.06	12/20/37	359,850
1,650,000	GSAA Home Equity Trust Series 2007-5 2A3A (c)	2.80	05/25/37	925,065
1,500,000	GSAA Home Equity Trust Series 2006-9 A4A (c)	2.72	06/25/36	751,578
1,839,680	GSAMP Trust Series 2006-FM3 A2D (c)	2.71	11/25/36	1,024,781
720,205	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	704,877
26,234	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (c)	2.88	11/19/34	22,500
670,549	Harborview Mortgage Loan Trust, Series 2006-1 X1	3.95	03/19/37	20,012
900,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-3 A4	2.72	03/20/36	734,603
600,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M1	2.86	03/20/36	448,860
700,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M2	2.96	03/20/36	501,515
1,300,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M1	2.79	07/20/36	966,272
773,846	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT	3.68	11/20/36	670,103
1,350,000	Indymac Residential Asset Backed Trust (c)	2.80	04/25/37	817,441
847,138	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2	2.58	06/25/37	760,960
225,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3 A4	4.66	01/15/42	217,312
400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 AJ	5.94	02/12/49	319,996
200,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11 AJ	6.01	06/15/49	160,429
454,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 AJ	6.26	02/15/51	369,682
1,000,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	2.69	03/25/37	650,253
1,500,000	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC4 A4 (c)	2.63	12/25/36	816,272
900,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (c)	2.76	03/25/37	509,076
120,000	JP Morgan Mortgage Trust, Series 2005-A3 11A2	4.49	06/25/35	99,654
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2	5.76	04/25/36	180,564
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4	5.12	11/15/32	322,278
48,084,655	Lehman ABS Manufactured Housing Contract, Series 2001-B AIOC	0.55	05/15/41	841,481
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (c )	2.68	07/25/47	1,326,225
1,750,000	Long Beach Mortgage Loan Trust, Series 2006-11 2A4	2.71	12/25/36	720,141
1,500,000	Mastr Asset Backed Securities Trust, Series 2006-WMC3 A4	2.64	08/25/36	719,526
750,000	Mastr Asset Backed Securities Trust, Series 2006-AM3 A4	2.72	10/25/36	403,608
49,279	Mastr Seasoned Securities Trust, Series 2004-1 4A1	6.79	10/25/32	47,318
143,000	Merrill Lynch Mortgage Trust, Series 2007-C1 AJ	6.02	06/12/50	114,957
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C	2.73	04/25/37	607,583
154,900	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C	2.66	06/25/37	82,174
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D	2.73	06/25/37	995,486
1,500,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4	2.73	07/25/37	697,811
1,500,000	Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1 A2D	2.81	02/25/37	785,116
835,000	Morgan Stanley Home Equity Loans, Series 2007-2 A4	2.83	04/25/37	486,854
105,207	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE A2	7.57	11/15/36	108,327
980,000	Nationstar Home Equity Loan Trust, Series 2007-C 2AV2 (c)	2.61	06/25/37	793,494
1,100,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (c)	2.63	03/25/37	842,723
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4	2.82	04/25/37	635,673
100,000	Northwest Airlines, Inc.	6.84	04/01/11	92,250
1,300,000	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C	2.75	07/25/36	680,138
750,000	Option One Mortgage Loan Trust, Series 2007-3 2A4	2.81	04/25/37	386,833
800,000	Option One Mortgage Loan Trust, Series 2007-4 2A4	2.79	04/25/37	442,616
750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4	2.78	05/25/37	414,047
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4	2.73	07/25/37	392,685
715,392	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	716,518
350,000	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2 A3	4.87	03/18/36	341,482
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (c)	2.63	02/25/37	1,025,192
1,000,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2 A2B	2.62	01/25/37	578,304
810,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (c)	2.59	10/25/36	778,730
1,130,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A3 (c)	2.64	10/25/36	923,623
1,300,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A4 (c)	2.73	10/25/36	788,106
1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (c)	2.75	03/25/36	809,646
1,550,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (c)	2.73	07/25/37	843,885
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (c)	2.75	07/25/37	21,256
500,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 M2 (c) (b)	4.63	10/25/37	310,625
1,200,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (c) (b)	2.72	01/25/37	679,555
2,000,000	Soundview Home Equity Loan Trust, Series 2007-WMC1 3A3 (c) (b)	2.74	02/25/37	1,089,137
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (c) (b)	2.78	01/25/37	737,876
726,233	Structured Asset Mortgage Investments Inc, Series 2007-AR3 2A1 (c)	2.67	06/25/37	521,361
675,000	United Air Lines, Inc.	0.00	09/01/11	783,000
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4	5.13	08/15/35	321,279
220,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 AM	5.93	05/15/43	206,520
24,147	Washington Mutual Mortgage Pass Through Certificates, Series 2002-AR18 A (c)	6.57	01/25/33	23,348
1,500,000	Washington Mutual Mortgage Pass Through Certificates, Series 2007-OC1 A4	2.80	01/25/47	774,683
115,000	Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR16 1-A4A	5.10	12/25/35	110,293
3,748,340	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR5 X (e)	0.00	06/25/46	25,770
1,295,000	Wells Fargo Home Equity Trust, Series 2006-3 A3	2.69	01/25/37	842,641

Total Asset Backed Obligations (Cost $60,919,858)				58,666,839

Corporate Convertible Bonds - 13.4%
Consumer Discretionary - 0.6%
600,000	Ambassadors International, Inc. (b) (f)	3.75	04/15/27	299,250
400,000	Ambassadors International, Inc. (f)	3.75	04/15/27	199,500
250,000	Empire Resorts, Inc. (f)	8.00	07/31/14	151,563
350,000	Mesa Air Group, Inc. (f) (h)	2.48	06/16/23	87,063
513,000	Morgan Hotel Group Co. (b) (f)	2.38	10/15/14	342,428
2,000,000	Penske Auto Group, Inc. (f)	3.50	04/01/26	1,865,000
808,000	School Specialty, Inc. (f)	3.75	11/30/26	697,910
1,500,000	School Specialty, Inc. (f) (h)	3.75	08/01/23	1,410,000
511,000	Scientific Games Corp. (f) (h)	0.75	12/01/24	601,702

				5,654,416

Consumer Staples - 1.1%
3,000,000	CBIZ, Inc. (f)	3.13	06/01/26	2,992,500
612,000	Chemed Corp. (f)	1.88	05/15/14	463,590
954,000	Euronet Worldwide, Inc. (f)	3.50	10/15/25	791,820
1,806,000	Live Nation, Inc. (b) (f)	2.88	07/15/27	1,325,153
500,000	Live Nation, Inc. (b) (f)	2.88	07/15/27	366,875
2,000,000	Millipore Corp. (f)	3.75	06/01/26	2,022,500
583,000	PHH Corp. (b) (f) (g)	4.00	04/15/12	587,135

665,000	Spartan Stores, Inc. (b) (f)	3.38	05/15/27	590,188
2,335,000	Spartan Stores, Inc. (f)	3.38	05/15/27	2,072,313

				11,212,074

Energy - 1.8%
395,000	Alpha Natural Resources, Inc.	2.38	04/15/15	821,600
728,000	Bill Barrett Corp (f) (g)	5.00	03/15/28	882,700
507,000	Cameron International Corp. (f)	2.50	06/15/26	857,464
572,000	Carrizo Oil & Gas, Inc. (f)	4.38	06/01/28	589,875
699,000	Chesapeake Energy Corp. (f)	2.25	12/15/38	806,471
500,000	Delta Petroleum Corp. (f)	3.75	05/01/37	568,125
1,000,000	Evergreen Solar, Inc. (f)	4.38	07/01/12	1,410,000
1,250,000	Energy Conversion Devices, Inc. (f)	3.00	06/15/13	1,307,813
844,000	Global Industries, Ltd. (b) (f)	2.75	08/01/27	665,705
176,000	Global Industries, Ltd. (f)	2.75	08/01/27	138,820
801,000	Nabors Industries, Inc. (f)	0.94	05/15/11	989,235
577,000	Peabody Energy Corp. (f)	4.75	12/15/41	955,656
2,681,000	Penn Virginia Corp. (f)	4.50	11/15/12	4,091,876
597,000	Pioneer Natural Resources Co (f)	2.88	01/15/38	932,066
1,825,000	Suntech Power Holdings Co Ltd (b) (f)	3.00	03/15/13	2,094,188
841,000	Transocean, Inc. (f)	1.63	12/15/37	948,228

				18,059,822

Financials - 1.0%
789,000	American Equity Investment Life Holding Co. (f)	5.25	12/06/24	721,935
1,000,000	CapitalSource, Inc. (f)	7.25	07/15/37	810,000
829,000	Forest City Enterprises, Inc. (f)	3.63	10/15/11	688,153
2,250,000	Host Hotels & Resorts LP (b) (f)	3.25	04/15/24	2,300,625
1,000,000	KKR Financial Holdings, LLC (b) (f)	7.00	07/15/12	817,500
300,000	Leucadia National Corp.	3.75	04/15/14	645,750
450,000	MF Global, Ltd. (b) (f) (g)	9.00	06/15/38	432,397
1,500,000	The Nasdaq OMX Group (b) (f)	2.50	08/15/13	1,310,625
761,000	National City Corp. (f)	4.00	02/01/11	619,264
485,000	SVB Financial Group (b) (f)	3.88	04/15/11	538,350
1,146,000	World Acceptance Corp. (f)	3.00	10/01/11	918,233

				9,802,832

Health Care - 3.3%
708,000	Advanced Medical Optics, Inc. (f)	3.25	08/01/26	519,495
198,000	Affymetrix, Inc. (f)	3.50	01/15/38	162,113
1,054,000	American Medical Systems Holdings, Inc. (f)	3.25	07/01/36	1,032,920
508,000	AMERIGROUP Corp. (f)	2.00	05/15/12	426,085
2,091,000	Amylin Pharmaceuticals, Inc. (b) (f)	3.00	06/15/14	1,719,848
863,000	Amylin Pharmaceuticals, Inc. (b) (f)	3.00	06/15/14	709,818
400,000	ATS Medical, Inc. (b) (f)	6.00	10/15/25	358,000
200,000	ATS Medical, Inc. (f)	6.00	10/15/25	179,000
1,000,000	Charles River Laboratories International, Inc. (f)	2.25	06/15/13	1,425,000
2,158,000	Cubist Pharmaceuticals, Inc. (f)	2.25	06/15/13	1,915,225
400,000	deCODE genetics, Inc. (f)	3.50	04/15/11	130,000
1,200,000	EPIX Pharmaceuticals, Inc. (f)	3.00	06/15/24	732,000
559,000	Health Management Associates, Inc. (b) (f) (g)	3.75	05/01/28	548,002
1,300,000	Incyte Corp. (f)	3.50	02/15/11	1,215,500
700,000	Insulet Corp. (b) (f) (g)	5.38	06/15/13	718,060
2,750,000	Isis Pharmaceuticals, Inc. (f)	2.63	02/15/27	3,165,937
1,191,000	King Pharmaceuticals, Inc. (f)	1.25	04/01/26	963,221
1,896,000	Kinetic Concepts, Inc. (b) (f)	3.25	04/15/15	1,931,550
867,000	LifePoint Hospitals, Inc. (f)	3.50	05/15/14	742,369
3,360,000	Molina Healthcare, Inc. (f)	3.75	10/01/14	2,910,600
500,000	NovaMed, Inc. (f)	1.00	06/15/12	380,625
1,000,000	Oscient Pharmaceuticals Corp. (f)	3.50	04/15/11	407,500
392,000	OSI Pharmaceuticals, Inc. (b) (f)	3.00	01/15/38	396,410
46,000	OSI Pharmaceuticals, Inc. (f)	3.00	01/15/38	46,517
2,017,000	Sciele Pharma, Inc. (f)	2.63	05/15/27	1,848,076
3,000,000	SonoSite, Inc. (f)	3.75	07/15/14	3,030,000
1,755,000	Vertex Pharmaceuticals, Inc. (f)	4.75	02/15/13	2,772,900
895,000	West Pharmaceutical Services, Inc. (f)	4.00	03/15/47	843,538
3,000,000	Wright Medical Group, Inc. (f)	2.63	12/01/14	3,172,500

				34,402,809

Industrials - 1.5%
326,000	AAR Corp. (b) (f) (g)	1.63	03/01/14	225,755
1,000,000	AAR Corp. (f)	1.75	02/01/26	780,000
348,000	Barnes Group, Inc. (b) (f)	3.38	03/15/27	368,010
1,497,000	Barnes Group, Inc. (b) (f)	3.38	03/15/27	1,583,078
201,000	EnerSys (f)	3.38	06/01/38	222,859
3,500,000	Itron, Inc. (f)	2.50	08/01/26	5,691,875
1,800,000	LeCroy Corp. (f)	4.00	10/15/26	1,585,620
500,000	LeCroy Corp. (b) (f) (g)	4.00	10/15/26	440,450
350,000	Newport Corp. (b) (f)	2.50	02/15/12	290,500
2,800,000	Newport Corp. (f)	2.50	02/15/12	2,324,000
500,000	Orbital Sciences Corp (f)	2.44	01/15/27	580,000
1,879,000	Trinity Industries, Inc. (f) (h)	3.88	06/01/36	1,803,840

				15,895,987

Information Technology - 2.0%
875,000	CACI International, Inc. (f)	2.13	05/01/14	926,406
625,000	CACI International, Inc. (b) (f)	2.13	05/01/14	661,719
409,000	EMC Corp./Massachusetts (f)	1.75	12/01/13	468,816
4,181,000	Epicor Software Corp. (f)	2.38	05/15/27	2,890,116
250,000	Magma Design Automation, Inc. (f)	2.00	05/15/10	211,250
500,000	Magma Design Automation, Inc. (b) (f)	2.00	05/15/10	422,500
2,000,000	Maxtor Corp. (f)	2.38	08/15/12	2,525,000
579,000	Mentor Graphics Corp. (f)	6.25	03/01/26	641,966
465,000	Nuance Communications, Inc. (b) (f)	2.75	08/15/27	496,969
93,000	Nuance Communications, Inc. (f)	2.75	08/15/27	99,394
165,000	ON Semiconductor Corp. (b) (f)	2.63	12/15/26	181,294
4,487,000	ON Semiconductor Corp. (f)	2.63	12/15/26	4,930,091
176,000	PMC - Sierra, Inc. (f)	2.25	10/15/25	201,740
302,000	Skyworks Solutions, Inc. (f)	1.25	03/01/10	362,778
2,500,000	SYNNEX Corp. (b) (f)	4.00	05/15/18	2,603,125

2,000,000	SPSS, Inc. (f) (g)	2.50	03/15/12	2,085,000
1,000,000	Veeco Instruments, Inc. (f) (g)	4.13	04/15/12	936,600
330,000	Virgin Media, Inc. (b) (f)	6.50	11/15/16	342,375

				20,987,139

Materials - 0.1%
70,000	Newmont Mining Corp. (b) (f)	1.25	07/15/14	90,912
533,000	Newmont Mining Corp. (f)	1.25	07/15/14	692,233

				783,145

Telecommunication Services - 2.0%
208,000	ADC Telecommunications, Inc. (f)	3.50	07/15/15	211,640
2,400,000	Alaska Communications Systems Group, Inc. (b) (f) (g)	5.75	03/01/13	2,446,800
2,607,000	Central European Media Enterprises, Ltd. (b) (f)	3.50	03/15/13	2,851,406
372,000	Ciena Corp. (f)	0.25	05/01/13	309,225
99,000	Citadel Broadcasting Corp. (f) (g)	4.00	02/15/11	79,129
3,496,000	Earthlink, Inc. (f) (h)	3.25	11/15/26	4,090,320
3,334,000	Equinix, Inc. (f)	3.00	10/15/14	3,592,385
509,000	Global Crossing, Ltd. (f)	5.00	05/15/11	509,000
1,025,000	Level 3 Communications, Inc. (f)	6.00	09/15/09	981,437
3,000,000	Level 3 Communications, Inc. (f)	5.25	12/15/11	2,733,750
2,000,000	Network Equipment Technologies, Inc. (b) (f)	3.75	12/15/14	1,275,000
241,000	NII Holdings, Inc. (b) (f)	3.13	06/15/12	204,247
47,000	NII Holdings, Inc. (f)	3.13	06/15/12	39,832
110,000	SBA Communications Corp. (b) (f) (g)	1.88	05/01/13	113,699
750,000	Symmetricom, Inc. (f)	3.25	06/15/25	659,063
579,000	Verisign, Inc. (b) (f)	3.25	08/15/37	751,253

				20,848,186

Total Corporate Convertible Bonds (Cost $139,552,438)				137,646,410

Corporate Non-Covertible Bonds - 1.7%
Consumer Discretionary - 0.4%
96,000	Continental Airlines, Inc.	7.06	09/15/09	93,360
124,267	Continental Airlines, Inc.	7.46	04/01/15	109,976
500,000	Continental Airlines, Inc.	6.90	04/19/22	401,250
300,000	Delphi Corp. (d) (g)	0.00	08/15/13	64,125
720,000	Delta Air Lines, Inc.	7.11	09/18/11	666,000
1,200,000	Lear Corp.	8.50	12/01/13	997,500
2,028,000	WMG Holdings Corp. (f) (h)	0.00	12/15/14	1,287,780

				3,619,991

Financials - 1.0%
155,000	Allied World Assurance Holdings, Ltd./Bermuda	7.50	08/01/16	145,284
630,000	Bank of America Corp.	8.00	12/29/49	591,186
40,000	Bank of America Corp.	5.65	05/01/18	37,412
65,000	BankAmerica Capital III (c)	3.28	01/15/27	51,525
66,000	BNP Paribas (c)	9.23	06/08/17	62,805
225,000	Camden Property Trust	4.38	01/15/10	219,376
350,000	Capital One Financial Corp.	2.98	09/10/09	326,621
195,000	Capital One Financial Corp.	5.70	09/15/11	185,606
400,000	Chase Capital II (c)	3.37	02/01/27	309,162
300,000	Citigroup Capital XXI	8.30	12/21/57	284,045
184,000	Citigroup, Inc.	6.88	03/05/38	178,107
375,000	Citigroup, Inc.	8.40	04/30/49	356,948
135,000	Citigroup, Inc.	6.13	05/15/18	129,425
70,000	Countrywide Home Loans, Inc.	4.00	03/22/11	63,767
265,000	Countrywide Home Loans, Inc.	4.13	09/15/09	253,169
340,000	Countrywide Financial Corp. (c)	5.80	06/07/12	321,850
310,000	Countrywide Financial Corp. (c)	2.80	09/02/08	307,641
50,000	Countrywide Financial Corp. (c)	3.08	12/19/08	48,758
205,000	Countrywide Financial Corp. (c)	2.87	01/05/09	201,014
477,000	Countrywide Financial Corp. (c)	3.02	03/24/09	458,155
100,000	Credit Suisse Guernsey, Ltd.	3.37	05/15/49	74,448
105,000	Credit Suisse/ New York	6.00	02/15/18	101,288
75,000	Developers Diversified Realty Corp.	4.63	08/01/10	72,512
100,000	Fairfax Financial Holdings, Ltd.	7.75	04/26/12	97,250
100,000	Ford Motor Credit Co., LLC (c)	7.16	04/15/12	93,742
120,000	Ford Motor Credit Co., LLC	7.38	10/28/09	109,326
500,000	Ford Motor Credit Co., LLC	5.80	01/12/09	477,487
1,464,000	GMAC, LLC (c)	4.88	12/01/14	946,016
480,000	HBOS PLC (b)	5.92	10/01/49	342,318
232,000	HCP, Inc.	5.63	05/01/17	193,819
450,000	JPMorgan Chase & Co	7.90	10/30/49	423,194
68,000	JPMorgan Chase & Co	6.40	05/15/38	63,273
425,000	JP Morgan Chase Capital XIII (c)	3.65	09/30/34	332,092
50,000	JPMorgan Chase Bank NA (c)	7.59	03/28/22	47,907
31,000	Lehman Brothers Holdings, Inc. (c)	0.00	11/30/10	30,923
56,000	Lehman Brothers Holdings, Inc. (c)	8.92	02/16/17	42,829
151,000	Lehman Brothers Holdings, Inc. (c)	14.50	06/20/16	139,071
171,000	Lehman Brothers Holdings, Inc. (c)	11.00	11/07/16	141,058
325,000	Mack-Cali Realty LP	7.25	03/15/09	328,661
80,000	Merrill Lynch & Co., Inc. (c)	8.68	05/02/17	72,452
80,000	Merrill Lynch & Co., Inc. (c)	8.95	05/18/17	72,500
80,000	Merrill Lynch & Co., Inc. (c)	9.57	06/06/17	78,500
201,000	MetLife, Inc.	6.50	12/15/32	198,356
65,000	Nationsbank Cap Trust III (c)	3.26	01/15/27	51,103
60,000	New Plan Excel Realty Trust	5.13	09/15/12	47,400
160,000	Reckson Operating Partnership LP	6.00	03/31/16	136,048
49,000	Shurgard Storage Centers, LLC	5.88	03/15/13	47,831
100,000	Shurgard Storage Centers, LLC	7.75	02/22/11	106,311
180,000	Simon Property Group LP	5.75	05/01/12	180,149
477,000	Thornburg Mortgage, Inc.	8.00	05/15/13	302,895
130,000	Wachovia Bank NA	6.00	11/15/17	121,598
175,000	Washington Real Estate Investment Trust	5.95	06/15/11	168,118
170,000	Weingarten Realty Investors	4.99	09/03/13	157,552

				10,329,883

Materials - NM
110,000	Barrick Gold Finance Co.	5.80	11/15/34	94,689

Telecommunication Services - 0.1%
450,000	CCO Holdings LLC / CCO Holdings Capital Corp	8.75	11/15/13	416,250
250,000	Level 3 Financing, Inc.	9.25	11/01/14	228,750
500,000	Mediacom LLC/Mediacom Capital Corp.	9.50	01/15/13	473,750

				1,118,750

Utilities - 0.2%
350,000	Aquila, Inc.	14.88	07/01/12	408,625
500,000	Aquila, Inc.	7.63	11/15/09	517,352
350,000	PNM Resources, Inc.	9.25	05/15/15	363,125
80,000	Public Service Co. of New Mexico	7.95	05/15/18	82,450
675,000	Sabine Pass LNG LP	7.25	11/30/13	617,625
140,000	Southern Union Co.	7.20	11/01/66	113,670
55,000	SWEPCO Capital Trust I	5.25	10/01/43	54,067
122,000	Union Electric Co	6.70	02/01/19	123,809

				2,280,723

Total Corporate Non-Covertible Bonds (Cost $18,727,912)				17,444,036

Municipal Bonds - NM
40,000	County of Galveston TX	5.00	02/01/28	42,638
25,000	Greenville County School District	5.50	12/01/28	27,349
54,000	County of Harris TX	5.25	10/01/20	58,677
5,000	County of Harris TX	5.25	10/01/20	5,433
20,000	Commonwealth of Massachusetts	5.00	08/01/22	21,235
35,000	Commonwealth of Massachusetts	5.25	01/01/18	37,407
40,000	Commonwealth of Massachusetts	5.38	06/01/19	42,718
50,000	Commonwealth of Massachusetts	5.50	03/01/18	53,406

Total Municipal Bonds (Cost $292,892)				288,863

Syndicated Loans - 0.2%
500,000	HCA, Inc.	4.20	11/18/12	469,188
728,842	HCA, Inc.	4.20	11/18/12	683,927
500,000	Northwest Air, Inc.	4.52	05/21/12	382,000
744,982	Tribune Co.	5.48	05/24/14	568,980

Total Syndicated Loans (Cost $2,186,707)				2,104,095

U.S. Government and Agency Obligations - 4.1%
Agency - 0.2%
735,000	Freddie Mac (c)	2.31	09/28/09	735,067
635,000	Federal Home Loan Bank System (c)	2.60	02/18/09	635,156
720,000	Federal Home Loan Bank System (c)	2.70	03/26/10	720,788

				2,091,011

Discount Note - 2.1%
265,000	FHLB Discount Note (e)	0.00	09/17/08	263,671
150,000	FHLB Discount Note (e)	0.00	07/16/08	149,851
1,500,000	FHLB Discount Note (e)	2.20	07/28/08	1,497,600
505,000	FHLB Discount Note (e)	0.00	07/25/08	504,218
3,595,000	FHLB Discount Note (e)	0.00	09/15/08	3,577,390
210,000	FNMA Discount Note (e)	0.00	08/04/08	209,557
1,378,000	FNMA Discount Note (e)	0.00	09/17/08	1,371,109
13,360,000	FNMA Discount Note (e)	0.00	07/25/08	13,339,304
675,000	FHLMC Discount Note (e)	2.36	04/07/09	674,955

				21,587,655

Mortgage Backed Securities - 1.1%
215,000	FNMA Pool # TBA, SD 7/17	5.00	07/15/23	212,615
140,000	FNMA Pool # TBA, SD 7/17	5.00	07/15/23	138,447
385,000	FNMA Pool # TBA, SD 7/17	5.50	07/15/23	387,587
320,000	FNMA Pool # TBA, SD 7/17	5.50	07/15/23	322,150
870,000	FNMA Pool # TBA, SD 7/14	5.50	07/15/38	857,629
10,000	FNMA Pool # TBA, SD 7/14	6.00	07/15/38	10,089
910,000	FNMA Pool # TBA, SD 7/14	6.50	07/15/38	936,873
335,000	GNMA II Pool # TBA, SD 7/14	5.50	07/15/38	333,377
345,218	FGLMC Pool # G04048 (g)	6.00	03/01/38	349,149
205,000	FHLMC FHR 2929 PE	5.00	05/15/33	199,669
280,078	FHLMC PC Gold Comb	6.50	10/01/36	292,877
333,674	FHLMC Pool # G03995	6.50	02/01/38	344,355
348,149	FHLMC Pool # G04079	5.50	03/01/38	343,362
363,822	FHLMC Pool # A72860	6.00	02/01/38	367,965
322,516	FHLMC Pool # G01864	5.00	01/01/34	311,083
486,419	FHLMC Pool # G03436	6.00	11/01/37	491,957
315,728	FHLMC Pool # G03640	5.50	12/01/37	311,387
305,919	FHLMC Pool #1B3413 (c)	5.94	05/01/37	310,387
329,855	FHLMC Pool # H03161	6.50	08/01/37	337,991
25,445	FHLMC Pool #1L0113 (c)	7.17	05/01/35	26,277
51,270	FHLMC Series 2433 SA (c)	14.50	02/15/32	57,174
197,983	FNMA Benchmark REMIC 2006-B2 AB	5.50	05/25/14	201,757
144,569	FNMA FNR 2001-52 YZ	6.50	10/25/31	150,189
78,591	FNMA FNR 2001-81 QG	6.50	01/25/32	81,735
225,000	FNMA FNR 2006-4 WE	4.50	02/25/36	198,187
324,170	FNMA Pool # 888430	5.00	11/01/33	312,780
258,086	FNMA Pool # 776708	5.00	05/01/34	248,695
355,956	FNMA Pool # 254868	5.00	09/01/33	343,449
207,959	FNMA Pool #545639	6.50	04/01/32	216,193
345,524	FNMA Pool # 735646	4.50	07/01/20	337,145
49,398	FNMA Pool #555177 (c)	4.87	01/01/33	50,464
3,280	FNMA Pool #673743 (c)	5.38	11/01/32	3,378
25,511	FNMA Pool #708856 (c)	5.51	06/01/33	25,865
345,604	FNMA Pool # 725425	5.50	04/01/34	342,895
344,100	FNMA Pool # 725027	5.00	11/01/33	332,009
133,664	FNMA Pool #735861	6.50	09/01/33	138,946
401,216	FNMA Pool #734922	4.50	09/01/33	373,962
98,182	FNMA Pool #735881	6.00	11/01/34	99,638
201,895	FNMA Pool #764388 (c)	4.96	03/01/34	203,010
68,998	FNMA Pool #841741 (c)	5.05	09/01/35	68,681

333,254	FNMA Pool # 889184	5.50	09/01/36	330,488
208,286	FNMA Pool #895606 (c)	5.74	06/01/36	211,694
18,161	GNMA II Pool #80610 (c)	6.37	06/20/32	18,474
40,650	GNMA II Pool #81136 (c)	5.25	11/20/34	40,758
70,927	GNMA II Pool #81432 (c)	5.63	08/20/35	71,759
74,019	GNMA II Pool #81435 (c)	5.63	08/20/35	74,917

				11,419,468

US Treasury Securities - 0.7%
255,000	U.S. Treasury Bond	8.13	08/15/19	340,664
654,000	U.S. Treasury Bond	6.13	11/15/27	782,296
187,000	U.S. Treasury Inflation Indexed Bond	2.38	01/15/27	208,897
1,768,000	U.S. Treasury Note	2.50	03/31/13	1,706,260
1,000,000	U.S. Treasury Note	3.63	12/31/12	1,015,547
2,163,000	U.S. Treasury Note	5.13	05/15/16	2,359,024
107,000	U.S. Treasury Note	4.25	11/15/14	111,748

				6,524,436

Total US Government and Agency Obligations (Cost $41,457,627)				41,622,570

Total Fixed-Income Securities (Cost $263,137,434)				257,772,813

Rights - NM
1,929	Barclays PLC			—
150,000	Comdisco Holding Co., Inc. (i)			12,383
3,541	Delphi Corp. (g)			—

Total Rights (Cost $51,260)				12,383

Shares
Mutual Fund - 0.2%
51,300	SPDR Lehman 1-3 Month T-Bill ETF (f) (Cost $2,353,375)			2,355,183

Principal
Short-Term Investments - 0.2%
Commercial Paper - 0.2%
785,000	BNP Paribas Finance, Inc.		07/02/08	784,947
350,000	Merrill Lynch & Co.		07/16/08	349,618
250,000	Rabobank USA Finance Corp.		07/21/08	249,672
805,000	Rabobank USA Finance Corp.		07/24/08	803,786

Total Commercial Paper (Cost $2,188,024)				2,188,023

Total Short-Term Investments (Cost $2,188,024)				2,188,023

Contracts		Strike Price	Expiration Date
Put Options Purchased - 0.2%
30	Advanced Micro Devices, Inc.	20.00	01/21/09	42,525
30	Amazon.com, Inc.	30.00	01/21/09	1,035
18	Amgen, Inc.	60.00	01/21/09	23,445
18	Amgen, Inc.	70.00	01/21/09	41,040
30	Anadarko Petroleum Corp.	40.00	01/21/09	525
18	Apache Corp.	60.00	01/21/09	225
15	Apple, Inc.	50.00	01/21/09	195
60	Applied Materials, Inc.	15.00	01/21/09	3,360
18	Bank of America Corp.	40.00	01/21/09	28,980
22	Bank of America Corp.	30.00	01/20/10	19,888
15	Bear Stearns Cos., Inc.	130.00	01/21/09	183,750
45	Bed Bath & Beyond, Inc.	30.00	01/21/09	18,900
18	Caterpillar, Inc.	60.00	01/21/09	4,266
18	Centex Corp.	40.00	01/21/09	47,520
30	Circuit City Stores, Inc.	30.00	01/21/09	81,300
60	Cisco Systems, Inc.	15.00	01/21/09	1,260
140	Citigroup, Inc.	15.00	01/20/10	40,600
30	Comcast Corp.	30.00	01/21/09	11,475
30	Countrywide Financial Corp.	25.00	01/21/09	61,800
30	Countrywide Financial Corp.	30.00	01/21/09	76,875
30	Halliburton Co.	30.00	01/21/09	540
149	ITT Educational Services, Inc.	35.00	10/22/08	4,097
18	Kohl’s Corp.	50.00	01/21/09	20,880
36	Lowe’s Cos., Inc.	30.00	01/21/09	34,020
45	Lowe’s Cos., Inc.	25.00	01/21/09	23,400
18	Merrill Lynch & Co., Inc.	55.00	01/21/09	41,310
30	Microsoft Corp.	20.00	01/21/09	1,200
18	Morgan Stanley (g)	50.00	01/21/09	18,990
30	Nike, Inc.	40.00	01/21/09	1,650
18	Procter & Gamble Co.	50.00	01/21/09	1,422
47	Pulte Homes, Inc.	25.00	01/21/09	71,910
900	Retail Holders Trust	90.00	01/21/09	724,500
14	Ryland Group, Inc.	30.00	01/21/09	13,300
18	Ryland Group, Inc.	40.00	01/21/09	33,120
15	Schlumberger, Ltd.	60.00	01/21/09	750
18	Target Corp.	40.00	01/21/09	6,480
18	United Technologies Corp.	50.00	01/21/09	2,520

Total Put Options Purchased (Premiums Paid $1,251,715)				1,689,053

Call Options Purchased - 1.3%
221	Accenture, Ltd.	20.00	01/21/09	460,785
530	American Eagle Outfitters, Inc.	10.00	01/17/09	225,250
707	Automatic Data Processing, Inc.	30.00	01/21/09	869,610
202	Bed Bath & Beyond, Inc.	20.00	01/21/09	184,830
300	Bed Bath & Beyond, Inc.	20.00	01/16/10	334,500
421	Bed Bath & Beyond, Inc.	30.00	01/21/09	113,670
248	Boeing Co.	55.00	01/20/10	403,000
295	Quest Diagno	30.00	01/16/10	592,950
1,120	UnitedHealth	30.00	01/16/10	424,480

500	Carmax, Inc.	10.00	07/23/08	222,500
240	Cemex SAB de C.V., ADR	15.00	01/16/10	285,600
318	Cintas Corp.	20.00	01/21/09	232,140
460	Comcast Corp.	10.00	01/16/10	430,100
185	ConocoPhillips	60.00	01/21/09	641,488
15	FedEx Corp.	90.00	01/21/09	5,100
326	Home Depot, Inc.	30.00	01/17/09	21,842
233	Johnson & Johnson	50.00	01/21/09	342,510
140	Johnson & Johnson	50.00	01/20/10	219,100
219	LVC US	30.00	01/16/10	1,051,200
130	Kohl’s Corp.	20.00	01/16/10	293,150
345	Kraft Foods, Inc.	25.00	01/16/10	189,750
610	Kraft Foods, Inc.	25.00	01/21/09	256,200
1,018	Lowe’s Cos., Inc.	10.00	01/16/10	1,119,800
350	Microsoft Corp.	20.00	01/16/10	328,300
247	Microsoft Corp.	20.00	01/21/09	197,600
70	Procter & Gamble Co.	40.00	01/21/09	146,300
72	Procter & Gamble Co.	60.00	01/21/09	29,880
100	Procter & Gamble Co.	50.00	01/21/09	117,300
65	Procter & Gamble Co.	50.00	07/23/08	70,850
190	Royal Caribbean Cruises, Ltd.	20.00	01/16/10	123,500
1,300	SPDR Trust Series 1	141.00	07/23/08	1,300
2,750	SPDR Trust Series 1	144.00	07/23/08	8,250
250	SPDR Trust Series 1	147.00	07/23/08	750
270	Target Corp.	30.00	01/17/09	472,500
217	United Parcel Service, Inc.	50.00	01/16/10	328,755
110	UnitedHealth Group	25.00	01/20/10	64,900
187	Wal-Mart Stores, Inc.	30.00	01/21/09	491,810
350	Wal-Mart Stores, Inc.	30.00	01/16/10	931,000
442	Wal-Mart Stores, Inc.	35.00	01/21/09	985,660
177	Walt Disney Co.	20.00	01/16/10	221,250
150	Walt Disney Co.	20.00	01/21/09	175,500
201	Walt Disney Co.	30.00	01/21/09	71,355
228	Warner Music Group Corp. (g)	25.00	01/21/09	3,420

Total Call Options Purchased (Premiums Paid $17,022,676)				13,689,735

Total Long Positions - 77.7% (Cost $841,699,187)*				798,355,807
Total Short Positions - (33.5)% (Cost $(390,654,032))				(344,463,992)
Total Options Written - (0.3)% (Cost $(3,371,639))				(2,984,543)
Other Assets & Liabilities, Net 56.1%				576,658,642

Net Assets - 100.00%				$1,027,565,914

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2008 (Unaudited)

Shares	Security Description	Value
Securities Sold Short - (33.5)%
Common Stock - (28.3)%
Consumer Discretionary - (4.0)%
(63,400)	Airtran Holdings, Inc.	$(129,336)
(34,900)	Alaska Air Group, Inc.	(535,366)
(6,860)	Ambassadors International, Inc.	(30,047)
(21,000)	American Axle & Manufacturing Holdings, Inc.	(167,790)
(51,300)	American Eagle Outfitters, Inc.	(699,219)
(13,200)	AutoNation, Inc.	(132,264)
(32,100)	Bed Bath & Beyond, Inc.	(902,010)
(49,446)	Blockbuster, Inc., Class A	(123,615)
(1,600)	BorgWarner, Inc.	(71,008)
(19,671)	Carmax, Inc.	(279,131)
(2,000)	Carnival Corp.	(65,920)
(35,900)	Casual Male Retail Group, Inc.	(109,495)
(34,600)	CBRL Group, Inc.	(848,046)
(28,000)	Centex Corp.	(374,360)
(51,500)	Cheesecake Factory	(819,365)
(18,900)	Churchill Downs, Inc.	(659,043)
(712)	Citadel Broadcasting Corp.	(869)
(4,900)	Comcast Corp., Class A	(92,953)
(28,600)	Copa Holdings SA	(805,376)
(44,300)	Dick’s Sporting Goods, Inc.	(785,882)
(21,500)	DR Horton, Inc.	(233,275)
(11,000)	DSW, Inc., Class A	(129,580)
(11,803)	Empire Resorts, Inc.	(34,583)
(14,000)	Fiat SpA	(229,620)
(100)	Finish Line	(870)
(23,296)	Ford Motor Co.	(112,054)
(5,600)	Gaylord Entertainment Co.	(134,176)
(18,700)	Gildan Activewear, Inc.	(483,956)
(15,300)	Genesco, Inc.	(472,311)
(13,485)	Goodyear Tire & Rubber Co.	(240,437)
(9,900)	Group 1 Automotive, Inc.	(196,713)
(16,100)	Harman International Industries, Inc.	(666,379)
(29,200)	HNI Corp.	(515,672)
(11,800)	JC Penney Co., Inc.	(428,222)
(27,700)	Jetblue Airways Corp.	(103,321)
(7,100)	Kohl’s Corp.	(284,284)
(12,600)	Las Vegas Sands Corp.	(597,744)
(29,400)	Lennar Corp., Class A	(362,796)
(42,600)	Limited Brands, Inc.	(717,810)
(103,400)	Lithia Motors, Inc., Class A	(508,728)
(49,800)	Mattel, Inc.	(852,576)
(31,900)	McCormick & Schmick’s Seafood Restaurants, Inc.	(307,516)
(2,700)	MDC Holdings, Inc.	(105,462)
(2,876)	Mesa Air Group, Inc.	(1,466)
(19,300)	MGM Mirage	(654,077)
(76,096)	Morgans Hotel Group Co.	(783,789)
(68,400)	Newell Rubbermaid, Inc.	(1,148,436)
(32,900)	Office Depot, Inc.	(359,926)
(5,900)	OfficeMax, Inc.	(82,010)
(8,500)	O’Reilly Automotive, Inc.	(189,975)
(14,400)	Orient-Express Hotels, Ltd.	(625,536)
(27,500)	Oshkosh Corp.	(568,975)
(103,627)	Penske Auto Group, Inc.	(1,527,462)
(16,300)	PepsiAmericas, Inc.	(322,414)
(49,300)	PetSmart, Inc.	(983,535)
(103,700)	Pier 1 Imports, Inc.	(356,728)
(40,000)	Pinnacle Entertainment, Inc.	(419,600)
(16,800)	Polo Ralph Lauren Corp.	(1,054,704)
(66,400)	Pulte Homes, Inc.	(639,432)
(13,700)	Royal Caribbean Cruises, Ltd.	(307,839)

(47,800)	Ruby Tuesday, Inc.	(258,120)
(600)	Ryland Group, Inc.	(13,086)
(79,500)	Sara Lee Corp.	(973,875)
(22,244)	School Specialty, Inc.	(661,314)
(27,528)	Scientific Games Corp.	(815,379)
(55,500)	Southwest Airlines Co.	(723,720)
(200)	Standard-Pacific Corp.	(676)
(67,000)	Starbucks Corp.	(1,054,580)
(19,000)	Starwood Hotels & Resorts Worldwide, Inc.	(761,330)
(89,600)	Steak ‘n’ Shake Co.	(567,168)
(12,800)	Target Corp.	(595,072)
(28,900)	Team, Inc.	(991,848)
(22,600)	Thor Industries, Inc.	(480,476)
(6,900)	Titan International, Inc.	(245,778)
(26,000)	Toro Co.	(865,020)
(26,500)	Tractor Supply Co.	(769,560)
(33,100)	Under Armour, Inc.	(848,684)
(9,700)	Vail Resorts, Inc.	(415,451)
(7,300)	Wal-Mart Stores, Inc.	(410,260)
(1,600)	Washington Post Co., Class B	(939,040)
(37,400)	Wendy’s International, Inc.	(1,018,028)
(21,600)	WESCO International, Inc.	(864,864)
(38,600)	Wyndham Worldwide Corp.	(691,326)
(3,900)	Wynn Resorts, Ltd.	(317,265)

		(40,657,004)

Consumer Staples - (3.2)%
(14,000)	Aegean Marine Petroleum Network, Inc.	(569,660)
(17,900)	Avery Dennison Corp.	(786,347)
(39,400)	Bare Escentuals, Inc.	(737,962)
(9,907)	Archer-Daniels-Midland Co.	(334,361)
(11,407)	Bunge, Ltd.	(1,228,420)
(41,000)	Cardiome Pharma Corp.	(360,800)
(166,417)	CBIZ, Inc.	(1,323,015)
(8,100)	Central European Distribution Corp.	(600,615)
(17,710)	Charles River Laboratories International, Inc.	(1,132,023)
(4,929)	Chemed Corp.	(180,451)
(17,800)	Corporate Executive Board Co.	(748,490)
(49,400)	Corrections Corp. of America	(1,357,018)
(53,100)	Deluxe Corp.	(946,242)
(24,800)	DynCorp International, Inc.	(375,720)
(44,797)	Euronet Worldwide, Inc.	(757,069)
(8,900)	Fortune Brands, Inc.	(555,449)
(8,700)	FTI Consulting, Inc.	(595,602)
(27,300)	H&R Block, Inc.	(584,220)
(57,100)	Healthcare Services Group	(868,491)
(5,900)	Henry Schein, Inc.	(304,263)
(26,500)	Hershey Co.	(868,670)
(14,100)	Huron Consulting Group, Inc.	(639,294)
(28,900)	Iron Mountain, Inc.	(767,295)
(98,994)	Live Nation, Inc.	(1,047,356)
(31,100)	Monster Worldwide, Inc.	(640,971)
(24,300)	Moody’s Corp.	(836,892)
(25,872)	Omnicare, Inc.	(678,364)
(4,457)	Oscient Pharmaceuticals Corp.	(6,329)
(4,756)	OSI Pharmaceuticals, Inc.	(196,518)
(12,300)	Pharmaceutical Product Development, Inc.	(527,670)
(22,238)	PHH Corp.	(341,353)
(8,300)	Procter & Gamble Co.	(504,723)
(18,200)	Ritchie Bros Auctioneers, Inc.	(493,766)
(35,700)	Robert Half International, Inc.	(855,729)
(16,600)	Ruddick Corp.	(569,546)
(29,800)	Scotts Miracle-Gro Co., Class A	(523,586)
(53,700)	Sotheby’s	(1,416,069)
(56,125)	Spartan Stores, Inc.	(1,290,875)
(34,300)	SYSCO Corp.	(943,593)
(16,500)	Tootsie Roll Industries, Inc.	(414,645)

(34,100)	United Natural Foods, Inc.	(664,268)
(11,788)	Universal Corp.	(533,053)
(49,000)	VCA Antech, Inc.	(1,361,220)
(66,382)	Vertex Pharmaceuticals, Inc.	(2,221,806)
(18,400)	Viad Corp.	(474,536)

		(33,164,345)

Energy - (3.3)%
(6,481)	Alpha Natural Resource,s Inc.	(675,903)
(12,700)	Anadarko Petroleum Corp.	(950,468)
(2,800)	Arch Coal, Inc.	(210,084)
(7,676)	Bill Barrett Corp.	(456,031)
(40,200)	BPZ Energy, Inc.	(1,181,880)
(12,180)	Cameron International Corp.	(674,163)
(3,967)	Carrizo Oil & Gas, Inc.	(270,113)
(28,700)	Cheniere Energy, Inc.	(125,419)
(8,948)	Chesapeake Energy Corp.	(590,210)
(5,600)	Covanta Holding Corp.	(149,464)
(30,371)	Delta Petroleum Corp.	(775,068)
(20,900)	Enbridge, Inc.	(902,462)
(1,600)	EOG Resources, Inc.	(209,920)
(6,400)	Equitable Resources, Inc.	(441,984)
(179,960)	Evergreen Solar, Inc.	(1,743,812)
(44,400)	Flotek Industries, Inc.	(915,528)
(5,300)	FMC Technologies, Inc.	(407,729)
(40,500)	Frontier Oil Corp.	(968,355)
(6,500)	Gasco Energy, Inc.	(26,975)
(81,973)	Global Industries, Ltd.	(1,469,776)
(2,400)	GMX Resources, Inc.	(177,840)
(18,012)	Goodrich Petroleum Corp.	(1,493,555)
(16,400)	Gulfport Energy Corp.	(270,108)
(27,600)	Holly Corp.	(1,018,992)
(12,227)	Nabors Industries, Ltd.	(601,935)
(4,000)	Parallel Petroleum Corp.	(80,520)
(18,581)	Peabody Energy Corp.	(1,636,057)
(48,544)	Penn Virginia Corp.	(3,661,189)
(9,703)	Pioneer Natural Resources Co.	(759,551)
(8,000)	Quicksilver Resources, Inc.	(309,120)
(12,200)	Range Resources Corp.	(799,588)
(5,400)	Rowan Cos., Inc.	(252,450)
(7,300)	Schlumberger, Ltd.	(784,239)
(7,600)	Southwestern Energy Co.	(361,836)
(4,200)	Suncor Energy, Inc.	(244,104)
(19,200)	Sunoco, Inc.	(781,248)
(36,725)	Suntech Power Holdings Co. Ltd, ADR	(1,375,719)
(7,800)	T-3 Energy Services, Inc.	(619,866)
(56,700)	Tetra Technologies, Inc.	(1,344,357)
(20,000)	Toreador Resources Corp.	(170,600)
(28,000)	TransCanada Corp.	(1,085,560)
(3,000)	Transocean, Inc.	(457,170)
(25,100)	Weatherford International, Ltd.	(1,244,709)
(6,500)	Whiting Petroleum Corp.	(689,520)
(6,250)	XTO Energy, Inc.	(428,188)

		(33,793,365)

Financials - (3.6)%
(3,036)	Affiliated Managers Group, Inc.	(273,422)
(5,551)	Alexandria Real Estate Equities, Inc.	(540,334)
(30,027)	American Equity Investment Life Holding Co.	(244,720)
(28,787)	American International Group, Inc.	(761,704)
(6,600)	American Express Co.	(248,622)
(37,800)	Assured Guaranty, Ltd.	(680,022)
(38,267)	Bank of America Corp.	(913,433)
(16,100)	BankAtlantic Bancorp, Inc., Class A	(28,336)
(24,400)	BankUnited Financial Corp.	(23,424)
(9,000)	Barclays PLC	(208,350)
(39,400)	Brookline Bancorp, Inc.	(376,270)

(43,700)	Brown & Brown, Inc.	(759,943)
(16,608)	CapitalSource, Inc.	(184,017)
(8,700)	Capitol Bancorp, Ltd.	(78,039)
(19,500)	Capitol Federal Financial	(733,395)
(121,659)	CIT Group, Inc.	(828,498)
(83,631)	Citigroup, Inc.	(1,401,655)
(34,000)	CNA Financial Corp.	(855,100)
(40,300)	Cincinnati Financial Corp.	(1,023,620)
(13,300)	Conseco, Inc.	(131,936)
(29,000)	Delphi Financial Group, Inc.	(671,060)
(76,000)	E*Trade Financial Corp.	(238,640)
(54,800)	Fannie Mae	(1,069,148)
(23,500)	FBL Financial Group, Inc.	(467,180)
(49,500)	Federal National Mortgage Association	(811,800)
(95,060)	Fifth Third Bancorp	(967,711)
(6,215)	FirstFed Financial Corp.	(49,969)
(7,996)	Forest City Enterprises, Inc., Class A	(257,631)
(13,100)	Franklin Resources, Inc.	(1,200,615)
(25,700)	General Growth Properties, Inc.	(900,271)
(2,300)	Hartford Financial Services Group, Inc.	(148,511)
(83,749)	Host Hotels & Resorts, Inc.	(1,143,174)
(32,875)	Huntington Bancshares, Inc.	(189,689)
(20,700)	KBW, Inc.	(426,006)
(45,100)	Jeffries Group, Inc.	(758,582)
(88,936)	Keycorp	(976,517)
(20,600)	Kilroy Realty Corp.	(968,818)
(7,909)	KKR Financial Holdings, LLC	(83,045)
(15,300)	LandAmerica Financial Group, Inc.	(339,507)
(31,100)	Lazard, Ltd.	(1,062,065)
(5,717)	Legg Mason, Inc.	(249,090)
(41,834)	Lehman Brothers Holdings, Inc.	(828,731)
(47,700)	MBIA, Inc.	(209,403)
(44,100)	Merrill Lynch & Co., Inc.	(1,398,411)
(28,497)	MF Global, Ltd.	(179,816)
(15,510)	Nasdaq OMX Group	(411,791)
(16,092)	National City Corp.	(76,759)
(63,700)	People’s United Financial, Inc.	(993,720)
(65,500)	Phoenix Cos., Inc.	(498,455)
(122,600)	PMI Group, Inc.	(239,070)
(22,900)	Popular, Inc.	(150,911)
(34,700)	Raymond James Financial, Inc.	(915,733)
(14,600)	Reinsurance Group of America, Inc.	(635,392)
(80,806)	SLM Corp.	(1,563,596)
(128,000)	South Financial Group, Inc.	(501,760)
(18,800)	State Street Corp.	(1,203,012)
(6,389)	SVB Financial Group	(307,375)
(54,500)	TCF Financial Corp.	(655,635)
(55,600)	Valley National Bancorp	(876,812)
(6,544)	Wachovia Corp.	(101,628)
(173,980)	Washington Mutual, Inc.	(857,721)
(9,244)	Webster Financial Corp.	(171,938)
(11,117)	World Acceptance Corp.	(374,309)
(23,300)	XL Capital, Ltd., Class A	(479,048)
(13,900)	Zenith National Insurance Corp.	(488,724)

		(37,393,619)

Health Care - (3.1)%
(3,500)	Abbott Laboratories	(185,395)
(5,947)	Advanced Medical Optics, Inc.	(111,447)
(3,287)	Affymetrix, Inc.	(33,823)
(3,700)	Alcon, Inc.	(602,323)
(18,400)	AMAG Pharmaceuticals, Inc.	(627,440)
(35,000)	American Dental Partners, Inc.	(415,450)
(38,020)	American Medical Systems Holdings, Inc.	(568,399)
(6,570)	AMERIGROUP Corp.	(136,656)
(54,879)	Amylin Pharmaceuticals, Inc.	(1,393,378)
(12,613)	ATS Medical, Inc.	(26,866)

(2,500)	Baxter International, Inc.	(159,850)
(8,900)	BioMarin Pharmaceuticals, Inc.	(257,922)
(24,300)	Brookdale Senior Living, Inc.	(494,748)
(26,200)	Cigna Corp.	(927,218)
(41,247)	Cubist Pharmaceuticals, Inc.	(736,671)
(1,400)	Cyberonics, Inc.	(30,380)
(22,800)	DaVita, Inc.	(1,211,364)
(12,218)	deCODE Genetics, Inc.	(11,241)
(10,000)	Dentsply International, Inc.	(368,000)
(38,500)	Endo Pharmaceuticals Holdings, Inc.	(931,315)
(20,100)	Gen-Probe, Inc.	(954,348)
(47,031)	Health Management Associates, Inc., Class A	(306,172)
(13,345)	Healthsouth Corp.	(221,927)
(25,296)	Insulet Corp.	(397,907)
(46,341)	Incyte Corp.	(352,655)
(14,030)	Inverness Medical Innovations, Inc.	(465,375)
(136,675)	Isis Pharmaceuticals, Inc.	(1,862,880)
(58,541)	Kinetic Concepts, Inc.	(2,336,371)
(28,033)	King Pharmaceuticals, Inc.	(293,506)
(10,040)	LifePoint Hospitals, Inc.	(284,132)
(45,700)	Lincare Holdings, Inc.	(1,297,880)
(37,000)	Medicis Pharmaceutical Corp., Class A	(768,860)
(19,530)	Millipore Corp.	(1,325,306)
(46,377)	Molina Healthcare, Inc.	(1,128,816)
(22,850)	Mylan, Inc.	(275,799)
(49,206)	NovaMed, Inc.	(185,507)
(18,700)	NuVasive, Inc.	(835,142)
(6,700)	Psychiatric Solutions, Inc.	(253,528)
(3,400)	Quest Diagnostics, Inc.	(164,798)
(41,746)	Sciele Pharma, Inc.	(807,785)
(76,425)	SonoSite, Inc.	(2,140,664)
(9,300)	Stereotaxis, Inc.	(49,848)
(3,800)	Stryker Corp.	(238,944)
(12,000)	Tenet Healthcare Corp.	(66,720)
(10,200)	Vital Images, Inc.	(126,888)
(28,800)	Well Care Health Plans, Inc.	(1,041,120)
(21,686)	West Pharmaceutical Services, Inc.	(938,570)
(102,472)	Wright Medical Group, Inc.	(2,911,230)

		(31,262,564)

Industrials - (3.6)%
(27,978)	AAR Corp.	(378,543)
(1,950)	Ametek, Inc.	(92,079)
(49,036)	Barnes Group, Inc.	(1,132,241)
(14,200)	Black & Decker Corp.	(816,642)
(3,800)	Boeing Co.	(249,736)
(4,300)	Bristow Group, Inc.	(212,807)
(13,500)	CIRCOR International, Inc.	(661,365)
(24,000)	Cooper Industries, Ltd.	(948,000)
(19,200)	Cubic Corp.	(427,776)
(7,200)	Curtiss-Wright Corp.	(322,128)
(5,900)	Danaher Corp.	(456,070)
(5,800)	Deere & Co.	(418,354)
(8,800)	Dolby Laboratories, Inc., Class A	(354,640)
(20,200)	Eagle Bulk Shipping, Inc.	(597,314)
(27,200)	Eagle Materials, Inc.	(688,976)
(16,200)	Energizer Holdings, Inc.	(1,184,058)
(10,775)	Energy Conversion Devices, Inc.	(793,471)
(20,118)	EnerSys	(688,639)
(9,700)	FARO Technologies, Inc.	(244,149)
(6,200)	FEI Co.	(141,236)
(11,600)	Flir Systems, Inc.	(470,612)
(8,100)	Flowserve Corp.	(1,107,270)
(1,800)	General Cable Corp.	(109,530)
(19,800)	General Electric Co.	(528,462)
(34,500)	Golar LNG, Ltd.	(534,405)
(13,800)	Haynes International, Inc.	(794,190)
(10,500)	IDEX Corp.	(386,820)

(4,600)	Insituform Technologies, Inc.	(70,058)
(46,585)	Itron, Inc.	(4,581,635)
(5,400)	Jacobs Engineering Group, Inc.	(435,780)
(50)	Joy Global, Inc.	(3,792)
(17,200)	Kaman Corp.	(391,472)
(22,063)	Kansas City Southern	(970,551)
(7,500)	Kaydon Corp.	(385,575)
(9,200)	Layne Christensen Co.	(402,868)
(21,500)	LB Foster Co.	(713,800)
(75,419)	LeCroy Corp.	(672,737)
(27,700)	LSB Industries, Inc.	(548,460)
(8,600)	Mine Safety Appliances Co.	(343,914)
(4,000)	Moog, Inc., Class A	(148,960)
(42,100)	Nalco Holding Co.	(890,415)
(57,197)	Newport Corp.	(651,474)
(15,971)	Orbital Sciences Corp.	(376,277)
(81,100)	Packaging Corp. Of America	(1,744,461)
(38,900)	Pactiv Corp.	(825,847)
(16,600)	Rockwell Automation, Inc.	(725,918)
(30,000)	Pall Corp.	(1,190,400)
(16,600)	Rockwell Collins, Inc.	(796,136)
(6,500)	Roper Industries, Inc.	(428,220)
(32,800)	Sonoco Products Co.	(1,015,160)
(3,800)	Stericycle, Inc.	(196,460)
(31,400)	Sturm Ruger & Co., Inc.	(221,684)
(34,300)	Tetra Tech, Inc.	(775,866)
(28,586)	Trinity Industries, Inc.	(991,648)
(17,500)	Universal Display Corp.	(215,600)
(57,100)	UTi Worldwide, Inc.	(1,139,145)

		(36,593,826)

Information Technology - (2.7)%
(53,900)	ACI Worldwide, Inc.	(948,101)
(11,600)	Anadigics, Inc.	(114,260)
(3,400)	Apple, Inc.	(569,296)
(29,100)	Autodesk, Inc.	(983,871)
(24,600)	Blackboard, Inc.	(940,458)
(51,000)	Broadridge Financial Solutions, Inc.	(1,073,550)
(21,142)	CACI International, Inc., Class A	(967,669)
(1,200)	Cerner Corp.	(54,216)
(38,200)	Cognizant Technology Solutions Corp., Class A	(1,241,882)
(23,000)	Concur Technologies, Inc.	(764,290)
(35,100)	Cypress Semiconductor Corp.	(868,725)
(7,350)	Diodes, Inc.	(203,154)
(13,400)	DST Systems, Inc.	(737,670)
(11,600)	Electronic Arts, Inc.	(515,388)
(32,900)	Electronics for Imaging	(480,340)
(19,076)	EMC Corp.	(280,226)
(133,350)	Epicor Software Corp.	(921,448)
(28,400)	FalconStor Software, Inc.	(201,072)
(4,600)	IHS, Inc.	(320,160)
(46,700)	Immersion Corp.	(318,027)
(44,000)	IMS Health, Inc.	(1,025,200)
(2,300)	International Business Machines Corp.	(272,619)
(28,800)	Lexmark International, Inc., Class A	(962,784)
(14,043)	Magma Design Automation, Inc.	(85,241)
(13,529)	Mentor Graphics Corp.	(213,758)
(6,800)	Microsemi Corp.	(171,224)
(21,400)	MSC Software Corp.	(234,972)
(47,300)	National Semiconductor Corp.	(971,542)
(36,100)	NetApp, Inc.	(781,926)
(24,065)	Nuance Communications, Inc.	(377,099)
(49,900)	Nvidia Corp.	(934,128)
(11,700)	Omnicell, Inc.	(154,206)
(13,000)	Phase Forward, Inc.	(233,610)
(29,100)	Pitney Bowes, Inc.	(992,310)
(13,005)	PMC - Sierra, Inc.	(99,488)
(70,500)	Riverbed Technology, Inc.	(967,260)

(8,800)	Salesforce.com, Inc.	(600,424)
(94,899)	Seagate Technology	(1,815,418)
(48,800)	SEI Investments Co.	(1,147,776)
(20,300)	Sigma Designs, Inc.	(281,967)
(21,563)	Skyworks Solutions, Inc.	(212,827)
(29,080)	SPSS, Inc.	(1,057,640)
(65,878)	SYNNEX Corp.	(1,652,879)
(16,533)	Veeco Instruments, Inc.	(265,851)
(3,100)	Ultimate Software Group, Inc.	(110,453)

		(28,126,405)

Materials - (1.0)%
(11,200)	Allegheny Technologies, Inc.	(663,936)
(6,900)	Cameco Corp.	(295,803)
(4,500)	Century Aluminum Co.	(299,205)
(23,200)	Ecolab, Inc.	(997,368)
(74,300)	General Moly, Inc.	(584,741)
(33,200)	International Flavors & Fragrances, Inc.	(1,296,792)
(40,300)	Ivanhoe Mines, Ltd.	(439,673)
(5,700)	MeadWestvaco Corp.	(135,888)
(3,500)	Mosaic Co.	(506,450)
(10,407)	Newmont Mining Corp.	(542,829)
(4,400)	Potash Corp. of Saskatchewan	(1,005,708)
(15,000)	PPG Industries, Inc.	(860,550)
(19,400)	Sherwin-Williams Co.	(891,042)
(14,900)	Sigma-Aldrich Corp.	(802,514)
(99,400)	Taseko Mines, Ltd.	(508,928)
(38,900)	Titanium Metals Corp.	(544,211)

		(10,375,638)

Telecommunication Services - (3.1)%
(8,861)	ADC Telecommunications, Inc.	(130,877)
(26,600)	Akamai Technologies, Inc.	(925,414)
(121,084)	Alaska Communications Systems Group, Inc.	(1,445,743)
(33,400)	Amdocs, Ltd.	(982,628)
(19,475)	Central European Media Enterprises, Ltd.	(1,763,072)
(5,544)	Ciena Corp.	(128,454)
(34,100)	DISH Network Corp.	(998,448)
(296,295)	Earthlink, Inc.	(2,562,952)
(21,800)	Embarq Corp.	(1,030,486)
(36,530)	Equinix, Inc.	(3,259,207)
(20,600)	Gannett Co., Inc.	(446,402)
(51,700)	GeoEye, Inc.	(915,607)
(15,505)	Global Crossing, Ltd.	(278,160)
(51,900)	Harte-Hanks, Inc.	(594,255)
(41,500)	Hearst-Argyle Television, Inc.	(796,800)
(106,957)	Interpublic Group of Cos., Inc.	(919,830)
(11,200)	inVentiv Health, Inc.	(311,248)
(22,400)	Lamar Advertising Co.	(807,072)
(425,675)	Level 3 Communications, Inc.	(1,255,742)
(66,000)	Meredith Corp.	(1,867,140)
(93,705)	Network Equipment Technologies, Inc.	(332,653)
(43,183)	NII Holdings, Inc.	(2,050,761)
(338,865)	ON Semiconductor Corp.	(3,107,392)
(3,000)	priceline.com, Inc.	(346,380)
(41,100)	SAVVIS, Inc.	(530,601)
(1,991)	SBA Communications Corp.	(71,696)
(26,600)	Switch & Data Facilities Co., Inc.	(451,934)
(11,908)	Symmetricom, Inc.	(45,727)
(49,500)	Valueclick, Inc.	(749,925)
(13,738)	Virgin Media, Inc.	(186,974)
(15,726)	VeriSign, Inc.	(594,443)
(40,100)	WebMD Health Corp.	(1,118,790)
(22,800)	Vocus, Inc.	(733,476)

		(31,740,289)

Utilities - (0.7)%
(58,600)	AES Corp.	(1,125,706)
(18,800)	Allegheny Energy, Inc.	(942,068)
(3,900)	Aqua America, Inc.	(62,283)
(8,700)	California Water Service Group	(285,099)
(41,300)	DPL, Inc.	(1,089,494)
(13,600)	Consolidated Edison, Inc.	(531,624)
(5,600)	Great Plains Energy, Inc.	(141,568)
(7,300)	Hawaiian Electric Industries, Inc.	(180,529)
(24,500)	Otter Tail Corp.	(951,335)
(2,900)	Pico Holdings, Inc.	(126,005)
(25,100)	Southern Co.	(876,492)
(22,700)	Vectren Corp.	(708,467)
(23,700)	Xcel Energy, Inc.	(475,659)

		(7,496,329)

Total Common Stock (Cost $(331,566,653))		(290,603,384)

Mutual Funds - (5.1)%
(2,100)	iShares FTSE/Xinhua China 25 Index Fund	(276,129)
(46,300)	iShares MSCI Emerging Markets Index	(6,277,354)
(146,800)	iShares Russell 2000 Index Fund	(10,133,604)
(115,050)	KBW Regional Banking ETF	(3,048,825)
(47,000)	Materials Select Sector SPDR Fund	(1,964,600)
(41,800)	Midcap SPDR Trust Series 1	(6,232,380)
(108,325)	Powershares QQQ	(4,893,040)
(111,075)	SPDR S&P Retail ETF	(3,255,608)
(117,835)	SPDR Trust Series 1	(15,082,880)
(39,275)	Utilities Select Sector SPDR Fund	(1,605,562)

Total Mutual Funds (Cost $(58,013,005))		(52,769,982)

US Treasury Securities - (0.1)%
(1,000,000)	U.S. Treasury Note (Cost $(1,074,374))	(1,090,626)
Total Securities Sold Short - (33.5)% (Cost $(390,654,032))		$(344,463,992)

ABSOLUTE STRATEGIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN

JUNE 30, 2008 (Unaudited)

Number of Contacts	Security Description	Strike Price	Expiration Date	Value
Options Written - (0.3)%
Call Options Written - (0.3)%
(20)	Advanced Micro Devices	20.00	01/21/09	$(50)
(20)	Amazon.com, Inc.	30.00	01/21/09	(87,950)
(12)	Amgen, Inc.	60.00	01/21/09	(786)
(12)	Amgen, Inc.	70.00	01/21/09	(150)
(20)	Anadarko Petroleum Corp.	40.00	01/21/09	(71,300)
(12)	Apache Corp.	60.00	01/21/09	(95,640)
(10)	Apple, Inc.	50.00	01/21/09	(118,450)
(40)	Applied Materials, Inc.	15.00	01/21/09	(19,200)
(12)	Bank of America Corp.	40.00	01/21/09	(204)
(10)	Bear Stearns Co., Inc. (g)	130.00	01/21/09	(25)
(30)	Bed Bath & Beyond, Inc.	30.00	01/21/09	(8,100)
(280)	Burlington Northern Santa Fe	115.00	10/22/08	(74,200)
(12)	Caterpillar, Inc.	60.00	01/21/09	(19,170)
(12)	Centex Corp.	40.00	01/21/09	(60)
(20)	Circuit City Stores, Inc. (g)	30.00	01/21/09	(150)
(40)	Cisco Systems, Inc.	15.00	01/21/09	(35,100)
(9)	CME Group, Inc.	500.00	01/20/10	(47,700)
(20)	Comcast Corp.	20.00	01/21/09	(4,800)
(20)	Countrywide Financial Corp. (g)	25.00	01/21/09	(60)
(20)	Countrywide Financial Corp.	30.00	01/21/09	(40)
(250)	eBay, Inc.	32.50	07/23/08	(2,000)
(15)	Fedex Corp.	110.00	01/21/09	(975)
(20)	Halliburton Co.	30.00	01/21/09	(47,300)
(147)	ITT Educational Services, Inc.	80.00	01/20/10	(432,915)
(41)	ITT Educational Services, Inc.	90.00	01/21/09	(44,895)
(42)	ITT Educational Services, Inc.	70.00	01/21/09	(65,100)
(72)	Joy Global, Inc.	70.00	07/23/08	(54,000)
(12)	Kohls Corp.	50.00	01/21/09	(2,520)
(24)	Lowe’s Cos., Inc.	30.00	01/21/09	(960)
(30)	Lowe’s Cos., Inc.	25.00	01/21/09	(3,240)
(146)	LVC US	30.00	01/16/10	(700,800)
(12)	Merrill Lynch	55.00	01/21/09	(198)
(20)	Microsoft Corp.	20.00	01/21/09	(16,000)
(12)	Morgan Stanley	50.00	01/21/09	(3,600)
(20)	Nike, Inc.	40.00	01/21/09	(41,300)
(12)	Procter & Gamble Co.	50.00	01/21/09	(14,076)
(32)	Pulte Homes, Inc.	25.00	01/21/09	(320)
(55)	Pulte Homes, Inc.	20.00	01/20/10	(5,225)
(82)	Pulte Homes, Inc.	17.50	10/22/08	(2,460)
(225)	Pulte Homes, Inc.	10.00	07/23/08	(12,375)
(288)	Pulte Homes, Inc.	15.00	01/21/09	(18,720)
(300)	Retail Holders Trust	110.00	01/21/09	(35,250)
(602)	Retail Holders Trust	105.00	01/21/09	(117,390)
(10)	Ryland Group, Inc.	30.00	01/21/09	(1,675)
(12)	Ryland Group, Inc.	40.00	01/21/09	(540)
(56)	S&P 500 Index	1,475.00	07/23/08	(560)
(250)	SPDR S&P Homebuilders	23.00	07/23/08	(1,000)
(275)	SPDR Trust Series 1	143.00	07/23/08	(550)
(3)	Schlumberger, Ltd.	60.00	01/21/09	(14,505)
(450)	SLM Corp.	17.50	07/23/08	(125,100)
(1,100)	Sprint Nextel Corp.	7.50	01/21/09	(302,500)
(12)	Target Corp.	40.00	01/21/09	(12,210)
(12)	United Technologies Corp.	50.00	01/21/09	(15,900)

Total Call Options Written - (0.3)% (Premiums Received $(2,888,926))				(2,679,294)

Number of Contacts	Security Description	Strike Price	Expiration Date	Value
Put Options Written - NM
(90)	iShares MSCI Index	80.00	01/21/09	(5,490)
(900)	Retail Holders Trust	75.00	01/21/09	(234,000)
(250)	SPDR Trust Series 1	112.00	07/23/08	(2,375)
(638)	SPDR Trust Series 1	118.00	07/23/08	(19,140)
(125)	SPDR S&P Homebuilders	17.00	07/23/08	(12,750)
(125)	SPDR S&P Homebuilders ETF	16.00	07/23/08	(6,250)
(15)	S&P 500 Index	1,190.00	07/23/08	(5,985)
(53)	S&P 500 Index	1,170.00	07/23/08	(13,409)
(370)	S&P 500 Index	1,200.00	06/30/08	(5,550)
(2)	S&P 500 Index	1,145.00	07/23/08	(300)

Total Put Options Written - NM (Premiums Received $(482,713))				(305,249)

Total Options Written - (0.3)% (Premiums Received $(3,371,639))				$(2,984,543)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NM	Not material, less than 0.1%.
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $36,876,082 or 3.6% of net assets.
(c)	Variable rate security.
(d)	Security is currently in default and are on scheduled interest or principal payment.
(e)	Zero coupon bond. Interest rate presented is yield to maturity.
(f)	All or a portion of this security is held as collateral for securities sold short.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
(h)	Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at year end.
(i)	Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.
(j)	Security subject to call option written by the Fund.

At June 30, 2008, the Fund held the following futures contract:

Contract	Type	Expiration Date	Notional Contract Value	Net Appreciation (Depreciation)
(1,250)	S&P 500 E-Mini Future	09/19/08	$(84,993,750)	$4,925,000
(50)	U.S. 5-year Note (CBT) Future	09/30/08	(5,500,390)	(27,344)
(10)	U.S. 2-year Note (CBT) Future	09/30/08	(2,106,718)	(5,313)
(30)	U.S. 10-year Note (CBT) Future	09/30/08	(3,378,750)	(38,906)
(20)	U.S. Long Bond (CBT) Future	09/30/08	(2,266,562)	(45,313)

			$(98,246,170)	$4,808,123

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$108,291,448
Gross Unrealized Depreciation	(105,444,788)

Net Unrealized Appreciation (Depreciation)	$2,846,660

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical assets

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$193,982,763	$1,823,345
Level 2 - Other Significant Observable Inputs	244,524,183	—
Level 3 - Significant Unobservable Inputs	15,384,869	(235)

Total Investments	$453,891,815	$1,823,110

*	Other financial instruments include futures and written options.

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 03/31/2008	$10,687,686	$(4,457)
Accrued Accretion / (Amortization)	20,216
Change in Unrealized Appreciation / (Depreciation)	(241,756)	(47,339)
Net Purchase / (Sales)	(1,342,070)
Transfers In / (Out)	6,260,793	51,561

Balance as of 06/30/08	$15,384,869	$(235)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

AUSTIN GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (UNAUDITED)

Shares	Security Description	Value
Common Stock - 97.8%
	Argentina - 0.6%
25,000	Cresud SA, ADR	$371,500

	Belgium - 3.0%
16,000	Nationale A Portefeuille	1,201,795
38,309	RHJ International (a)	482,595

		1,684,390

	Brazil- 0.3%
13,000	Bovespa Holding SA	160,674

	Canada - 15.4%
22,000	BCE, Inc.	765,820
32,000	Brookfield Asset Management, Inc., Class A	1,041,280
65,000	Canfor Corp. (a)	486,321
28,000	EnCana Corp.	2,546,040
4,300	Fairfax Financial Holdings, Ltd.	1,091,770
19,000	Fording Canadian Coal Trust	1,816,590
18,000	Suncor Energy, Inc.	1,046,160

		8,793,981

	France - 1.5%
5,250	Eurazeo	560,342
2,000	L’Oreal SA	217,621
1,000	Schneider Electric SA	108,039

		886,002

	Germany - 0.5%
2,500	Deutsche Boerse AG	282,261

	Greece - 0.5%
7,500	Coca-Cola Hellenic Bottling Co. SA	204,314
76,000	Sciens International Investments and Holdings SA	108,905

		313,219

	Hong Kong - 14.9%
155,000	Cheung Kong Holdings, Ltd.	2,089,262
55,000	Guoco Group, Ltd.	557,600
165,000	Hang Lung Properties, Ltd.	529,033
200,000	Henderson Land Development Co., Ltd.	1,246,593
80,000	Hutchison Whampoa, Ltd.	806,438
56,172	Jardine Matheson Holdings, Ltd.	1,741,332
200,000	Liu Chong Hing Investment	234,698
30,000	Orient Overseas International, Ltd.	150,053
250,000	Swire Pacific, Ltd., Class B	513,001
226,000	Wheelock & Co., Ltd.	605,778

		8,473,788

	Italy - 0.2%
10,958	Davide Campari-Milano SpA	91,626

	Japan - 8.1%
10,000	Chudenko Corp.	157,367
190	Japan Tobacco, Inc.	810,566
200,000	Nippon Sheet Glass Co., Ltd.	988,840
40,000	Tokio Marine Holdings, Inc.	1,559,542
35,000	Toyota Industries Corp.	1,120,686

		4,637,001

	Jordan - 1.1%
19,995	Arab Bank	611,131

	Malaysia - 1.1%
350,000	Genting Bhd	602,428

	Mexico - 2.5%
15,544	Cemex SAB de CV, ADR (a)	383,937
150,000	Embotelladoras Arca SAB de CV	552,383
11,000	Fomento Economico Mexicano SAB de CV, ADR	500,610

		1,436,930

	Netherlands - 4.8%
3,000	Akzo Nobel NV	206,252
24,000	Chicago Bridge & Iron Co. NV	955,680
35,000	Heineken Holding NV	1,606,015

		2,767,947

	Norway - 1.6%
20,800	Farstad Shipping ASA	541,092
25,000	Golar LNG, Ltd.	387,250

		928,342

	Russia- 1.3%
13,000	Gazprom OAO, ADR	732,900

	South Korea - 0.8%
2,500	SK Telecom Co., Ltd.	454,993

	Sweden - 2.2%
61,000	Investor AB, Class A	1,253,404

	Switzerland - 10.4%
19,000	Compagnie Financiere Richemont SA, Class A	1,058,138
3,000	Coltene Holding AG	240,482
47,000	Nestle SA	2,123,441
30,000	Novartis AG	1,651,659
7,507	Pargesa Holding SA	836,887

		5,910,607

	Taiwan - 0.5%
2,280,000	Hotung Investment Holdings, Ltd.	319,200

	United Kingdom - 5.2%
27,000	Anglo American PLC, ADR	957,150
26,200	Brit Insurance Holdings PLC	91,456
9,069	British Land Co. PLC	127,983
14,000	Diageo PLC, ADR	1,034,180
1,500	Rio Tinto PLC, ADR	742,500

		2,953,269

	United States - 21.3%
40,000	Applied Materials, Inc.	763,600
8,000	Bank of New York Mellon Corp.	302,640
5,340	Brookfield Infrastructure Partners LP	104,664
6,500	Burlington Northern Santa Fe Corp.	649,285
15,000	Charles Schwab Corp.	308,100
8,000	Covidien, Ltd.	383,120
18,000	Johnson & Johnson	1,158,120
2,000	Leucadia National Corp.	93,880
20,000	Mueller Water Products, Inc., Class A	161,400
32,000	Nasdaq OMX Group (a)	849,600
26,000	Newmont Mining Corp.	1,356,160
30,000	News Corp., Class A	451,200
3,000	NYSE Euronext	151,980
34,000	Philip Morris International, Inc.	1,679,260
40,000	Schering-Plough Corp.	787,600
30,000	Spectra Energy Corp.	862,200

5,000	St. Joe Co.			171,600
9,000	Tejon Ranch Co. (a)			324,540
3,000	United Parcel Service, Inc., Class B			184,410
15,000	Wal-Mart Stores, Inc.			843,000
7,000	Wynn Resorts, Ltd. (a)			569,450

				12,155,809

Total Common Stock (Cost $48,087,210)				55,821,402

		Rate	Maturity
Corporate Bond - 0.3%
250,000	GMAC, LLC (Cost $189,063)	7.25%	03/02/11	183,854

Exchange Traded Fund - 0.9%
1,500	UltraShort Financials ProShares			235,020
3,400	UltraShort MSCI Emerging Markets ProShares			257,006

Total Exchange Traded Funds (Cost $439,794)				492,026

Preferred Stock - 0.3%
	United States - 0.3%
3,650	Tri-Continental Corp., 0.63% (Cost $162,258)			151,274

Short-Term Investments - 0.5%
Money Market Fund - 0.5%
285,438	CitiSM Institutional Trust Liquid Reserves, Class A, 2.71% (Cost $285,438)			285,438

Total Investments - 99.8% (Cost $49,163,763)*				$56,933,994
Other Asset and Liabilities, Net - 0.2%				115,334

NET ASSETS - 100.0%				$57,049,328

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$10,232,183
Gross Unrealized Depreciation	(2,461,952)

Net Unrealized Appreciation (Depreciation)	$7,770,231

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical assets

Level 2 -	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$56,750,140	—
Level 2 - Other Significant Observable Inputs	183,854	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$56,933,994	—

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 03/31/2008	$606,140
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(191,277)
Net Purchase / (Sales)	(414,863)
Transfers In / (Out)	—

Balance as of 06/30/08	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD
US Treasury Bills (a) - 94.5%
5,000,000	U.S. Treasury Bill	1.81%	08/14/08	$4,988,694
10,000,000	U.S. Treasury Bill	1.36	08/21/08	9,977,018
10,000,000	U.S. Treasury Bill	1.88	08/28/08	9,976,855
7,000,000	U.S. Treasury Bill	1.61	10/16/08	6,962,095
7,000,000	U.S. Treasury Bill	2.28	12/26/08	6,926,969
Total US Treasury Bills (Cost $38,828,338)				38,831,631

Total Investments - 94.5% Cost ($38,828,338)*				$38,831,631

Other Assets and Liabilities, Net - 5.5%				2,253,879

NET ASSETS - 100.0%				$41,085,510

(a)	Rates shown are annualized yields at time of purchase.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$11,999
Gross Unrealized Depreciation	(8,706)

Net Unrealized Appreciation (Depreciation)	$3,293

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical assets

Level 2	- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3	- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$38,831,631	$(2,597)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$38,831,631	$(2,597)

*	Other financial instruments include forward foreign currency contracts.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 25.3%
Municipal County Germany - 3.8%
9,000,000	Land Rheinland-Pfalz	EUR	3.63%	07/15/08	$14,165,502

Non-US Government - Australia - 3.8%
14,500,000	Australia Government Bond Series 808	AUD	8.75	08/15/08	13,924,947

Non-US Government - Belgium - 2.5%
6,000,000	Belgium Government Bond Series 16	EUR	7.50	07/29/08	9,469,114

Non-US Government - Finland - 4.9%
11,500,000	Finland Government Bond	EUR	3.00	07/04/08	18,106,647

Non-US Government - Germany - 6.4%
15,000,000	Bundesobligation	EUR	3.50	10/10/08	23,557,452

Non-US Government - New Zealand - 1.2%
6,000,000	New Zealand Government Bond Series 708	NZD	6.00	07/15/08	4,570,140

Sovereign - 1.1%
4,100,000	Kommunekredit Series EMTN	CHF	3.00	11/19/08	4,015,833

Transport - Rail - 1.6%
6,000,000	Reseau Ferre de France	CHF	3.25	09/12/08	5,878,990

Total Foreign Bonds (Cost $90,709,795)					93,688,625

Foreign Treasury Securities - 54.4%
Non-US Government - Belgium - 2.1.%
2,000,000	Belgium Treasury Bill (a)	EUR	3.80	07/17/08	3,143,832
3,000,000	Belgium Treasury Bill (a)	EUR	3.87	08/14/08	4,700,786

					7,844,618

Non-US Government - Canada - 16.6%
40,000,000	Canadian Treasury Bill (a)	CAD	1.89	08/07/08	39,121,486
23,000,000	Canadian Treasury Bill (a)	CAD	2.90	12/11/08	22,253,932

					61,375,418

Non-US Government - France - 4.7%
6,000,000	French Treasury Note	EUR	3.00	07/12/08	9,443,629
2,600,000	France Treasury Bill (a)	EUR	3.74	07/31/08	4,080,787
2,500,000	France Treasury Bill (a)	EUR	3.80	08/14/08	3,917,066

					17,441,482

Non-US Government - Germany - 6.8%
16,000,000	German Treasury Bill (a)	EUR	3.77	07/16/08	25,154,355

Non-US Government - Netherlands - 3.3%
2,000,000	Dutch Treasury Certificate (a)	EUR	4.00	10/31/08	3,104,543
6,000,000	Dutch Treasury Certificate (a)	EUR	4.28	11/28/08	9,281,127

					12,385,670

Non-US Government - Norway - 4.5%
88,000,000	Norway Treasury Bill (a)	NOK	5.75	12/17/08	16,816,131

Non-US Government - Sweden - 3.6%
83,000,000	Sweden Treasury Bill (a)	SEK	4.20	12/17/08	13,513,375

Non-US Government - Switzerland - 9.0%
17,000,000	Switzerland Treasury Bill Series 3959 (a)	CHF	1.48	08/07/08	16,610,591
17,000,000	Switzerland Treasury Bill Series 3964 (a) (b)	CHF	1.34	09/11/08	16,591,949

					33,202,540

Non-US Government - United Kingdom - 3.8%
7,000,000	United Kingdom Treasury Bill (a)	GBP	4.74	07/07/08	13,929,938

Total Foreign Treasury Securities (Cost $198,512,154)					201,663,527

Shares
Exchange Traded Fund - 8.4%
342,400	streetTRACKS Gold Trust (Cost $28,992,083)				31,295,360

Time Deposits - 1.8%
4,263,336	Euro Time Deposit (Cost $5,828,392)	EUR	4.22	08/07/08	6,713,387

Total Investments - 89.9% Cost ($324,042,424)*					$333,360,899

Foreign Currencies - 16.2%:
Australian Dollar - 1.2%					4,448,002
British Sterling Pound - 0.0%					60,499
Canadian Dollar - 6.1%					22,659,505
Euro - 3.8%					14,085,291
New Zealand Dollar - 0.1%					217,898
Norwegian Krone - 0.6%					2,402,505
Swedish Krona - 0.1%					291,550
Swiss Franc - 4.3%					15,865,888

Total Foreign Currencies (Cost $59,614,980)					60,031,138

Other Assets and Liabilities, Net - (6.1)%					(22,772,238)

NET ASSETS - 100.0%					$370,619,799

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Sterling Pound

NOK	Norwegian Krona

NZD	New Zealand Dollar

SEK	Swedish Krona

EMTN	European Medium Term Note

(a)	Rates shown are annualized yields at time of purchase.

(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the end of the period, the value of these securities amounted to $16,591,949 or 4.48% of net assets.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$10,103,417
Gross Unrealized Depreciation	(784,942)

Net Unrealized Appreciation (Depreciation)	$9,318,475

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical assets

Level 2	- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3	- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$38,008,747	$—
Level 2 - Other Significant Observable Inputs	278,760,203	—
Level 3 - Significant Unobservable Inputs	16,591,949

Total Investments	$333,360,899	$—

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 03/31/2008	$15,040,486
Accrued Accretion / (Amortization)	11,582
Change in Unrealized Appreciation / (Depreciation)	203,747
Net Purchase / (Sales)	1,336,134
Transfers In / (Out)	—

Balance as of 06/30/08	$16,591,949

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 97.9%
Communications - 2.6%
25,000	eBay, Inc.(a)	683,250

		683,250

Consumer Cyclical - 13.4%
25,000	Home Depot, Inc.	585,500
25,000	Johnson Controls, Inc.	717,000
15,000	Sherwin-Williams Co.	688,950
22,500	TJX Cos., Inc.	708,075
11,000	VF Corp.	782,980

		3,482,505

Consumer Staples - 9.7%
10,880	Cadbury PLC, ADR	547,482
9,000	Diageo PLC, ADR	664,830
25,000	Dr. Pepper Snapple Group, Inc. (a)	$524,500
14,000	Wal-Mart Stores, Inc.	786,800

		2,523,612

Energy - 15.1%
14,000	Chesapeake Energy Corp.	923,440
7,500	Chevron Corp.	743,475
10,000	ConocoPhillips	943,900
6,000	Exxon Mobil Corp.	528,780
15,000	Marathon Oil Corp.	778,050

		3,917,645

Financial - 7.2%
16,000	Duke Realty Corp. REIT	359,200
10,000	Hospitality Properties Trust REIT	244,600
20,000	JPMorgan Chase & Co.	686,200
25,000	Wells Fargo & Co.	593,750

		1,883,750

Health Care - 16.5%
20,000	Covidien, Ltd.	957,800
20,000	Johnson & Johnson	1,286,800
17,000	Medtronic, Inc.	879,750
40,000	Mylan, Inc.	482,800
10,000	Zimmer Holdings, Inc. (a)	680,500

		4,287,650

Industrials - 14.9%
25,000	General Electric Co.	667,250
9,000	General Dynamics Corp.	757,800
30,000	Graco, Inc.	1,142,100
18,000	Ingersoll-Rand Co., Ltd., Class A	673,740
10,000	United Technologies Corp.	617,000

		3,857,890

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Technology - 18.4%
30,000	Cisco Systems, Inc.(a)			697,800
8,000	IBM			948,240
25,000	Intel Corp.			537,000
20,000	Microsoft Corp.			550,200
26,000	Nokia OYJ, ADR			637,000
33,000	Oracle Corp.(a)			693,000
25,000	Texas Instruments, Inc.			704,000

				4,767,240

Total Common Stock (cost $21,646,451)				25,403,542

Mutual Fund - 1.2%
21,000	iShares Dow Jones US Home Construction Index Fund (cost $430,481)			299,880

Principal		Rate	Maturity
Mortgage-Backed Securities - NM (b)
$2,956	GNMA Pool 394795 (cost $2,969)	7.50%	10/15/10	3,064

Short-Term Investments - 1.1%

Shares
Money Market Fund - 1.1%

288,868	CitiSM Institutional Trust Liquid Reserves, Class A, 2.71% (cost $288,868)			288,868

Total Short-Term Investments (cost $288,868)				288,868

Total Investments - 100.2% (cost $22,368,769)*				$25,995,354
Other Assets and Liabilities, Net - (0.2)%				(54,472)

NET ASSETS - 100.0%				$25,940,882

ADR	American Depositary Receipt

GNMA	Government National Mortgage Association

NM	Not Material

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Less than 0.1%.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation	$5,006,017
Gross Unrealized Depreciation	(1,379,432)

Net Unrealized Appreciation (Depreciation)	$3,626,585

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is ffective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$25,992,290	$—
Level 2 - Other Significant Observable Inputs	3,064	—
Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$25,995,354	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date: 8/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date: 8/28/08

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date: 8/28/08